REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2A as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Funds® Global Growth Division
Delaware VIP Small Cap Value Division
Fidelity® VIP Mid Cap Division
FTVIPT Templeton Developing Markets VIP Division
Janus Henderson Enterprise Division
LMPVET ClearBridge Variable Appreciation Division
LMPVET ClearBridge Variable Dividend Strategy Division
LMPVET ClearBridge Variable Large Cap Growth Division
LMPVET ClearBridge Variable Small Cap Growth Division
LMPVIT Western Asset Core Plus Division	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, 2018, 2017 and 2016 (commenced October 31, 2013 and began transactions in 2016)

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2020 Division Fidelity® VIP Freedom 2025 Division Fidelity® VIP Freedom 2030 Division Fidelity® VIP Freedom 2040 Division Fidelity® VIP Freedom 2050 Division	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, 2018, 2017 and 2016 (commenced May 1, 2015 and began transactions in 2016)
Fidelity® VIP Freedom 2035 Division Fidelity® VIP Freedom 2045 Division	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, and the period from April 30, 2018 (commencement of operations) through December 31, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Account's auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Funds® Bond Division	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division
Assets:
Investments at fair value	$87,818,494	$281,771	$474,942,349	$1,297,005,061
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	87,818,494	281,771	474,942,349	1,297,005,061
Liabilities:
Accrued fees	93	1	151	84
Due to Metropolitan Life Insurance Company	2	—	3	6
Total Liabilities	95	1	154	90
Net Assets	$87,818,399	$281,770	$474,942,195	$1,297,004,971
Contract Owners' Equity
Net assets from accumulation units	$87,534,479	$281,770	$474,108,280	$1,295,093,320
Net assets from contracts in payout	283,920	—	833,915	1,911,651
Total Net Assets	$87,818,399	$281,770	$474,942,195	$1,297,004,971

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	American Funds® Growth-Income Division	BHFTI AB Global Dynamic Allocation Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Assets:
Investments at fair value	$766,106,626	$1,236,443,934	$813,811,718	$473,694,459	$374,416,535
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	766,106,626	1,236,443,934	813,811,718	473,694,459	374,416,535
Liabilities:
Accrued fees	95	41	61	67	45
Due to Metropolitan Life Insurance Company	5	1	1	3	1
Total Liabilities	100	42	62	70	46
Net Assets	$766,106,526	$1,236,443,892	$813,811,656	$473,694,389	$374,416,489
Contract Owners' Equity
Net assets from accumulation units	$764,224,984	$1,236,328,714	$813,381,758	$473,369,657	$374,312,094
Net assets from contracts in payout	1,881,542	115,178	429,898	324,732	104,395
Total Net Assets	$766,106,526	$1,236,443,892	$813,811,656	$473,694,389	$374,416,489

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Moderate Allocation Division	BHFTI AQR Global Risk Balanced Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division
Assets:
Investments at fair value	$778,574,072	$929,413,676	$1,562,480,914	$449,875	$254,598,606
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	778,574,072	929,413,676	1,562,480,914	449,875	254,598,606
Liabilities:
Accrued fees	60	33	43	30	80
Due to Metropolitan Life Insurance Company	2	—	2	—	2
Total Liabilities	62	33	45	30	82
Net Assets	$778,574,010	$929,413,643	$1,562,480,869	$449,845	$254,598,524
Contract Owners' Equity
Net assets from accumulation units	$777,954,144	$929,368,692	$1,562,264,271	$449,845	$247,934,209
Net assets from contracts in payout	619,866	44,951	216,598	—	6,664,315
Total Net Assets	$778,574,010	$929,413,643	$1,562,480,869	$449,845	$254,598,524

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTI Brighthouse Balanced Plus Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division
Assets:
Investments at fair value	$3,572,331,805	$17,064,323	$47,234,640	$19,938,325	$68,395,054
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	3,572,331,805	17,064,323	47,234,640	19,938,325	68,395,054
Liabilities:
Accrued fees	41	44	76	46	78
Due to Metropolitan Life Insurance Company	1	1	2	—	1
Total Liabilities	42	45	78	46	79
Net Assets	$3,572,331,763	$17,064,278	$47,234,562	$19,938,279	$68,394,975
Contract Owners' Equity
Net assets from accumulation units	$3,571,847,423	$17,064,278	$47,224,407	$19,938,279	$68,343,580
Net assets from contracts in payout	484,340	—	10,155	—	51,395
Total Net Assets	$3,572,331,763	$17,064,278	$47,234,562	$19,938,279	$68,394,975

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Clarion Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division
Assets:
Investments at fair value	$4,944,061	$805,728,041	$166,520,908	$418,250,029	$436,657,609
Due from Metropolitan Life Insurance Company	—	—	3	—	—
Total Assets	4,944,061	805,728,041	166,520,911	418,250,029	436,657,609
Liabilities:
Accrued fees	48	147	119	154	33
Due to Metropolitan Life Insurance Company	1	7	—	3	1
Total Liabilities	49	154	119	157	34
Net Assets	$4,944,012	$805,727,887	$166,520,792	$418,249,872	$436,657,575
Contract Owners' Equity
Net assets from accumulation units	$4,944,012	$795,034,105	$166,253,825	$417,590,072	$436,528,984
Net assets from contracts in payout	—	10,693,782	266,967	659,800	128,591
Total Net Assets	$4,944,012	$805,727,887	$166,520,792	$418,249,872	$436,657,575

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$54,668	$281,517,691	$71,253,420	$75,426,746	$770,639,050
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	54,668	281,517,691	71,253,420	75,426,746	770,639,050
Liabilities:
Accrued fees	11	123	131	50	45
Due to Metropolitan Life Insurance Company	1	2	—	1	2
Total Liabilities	12	125	131	51	47
Net Assets	$54,656	$281,517,566	$71,253,289	$75,426,695	$770,639,003
Contract Owners' Equity
Net assets from accumulation units	$54,656	$281,159,252	$71,157,952	$75,392,757	$770,591,813
Net assets from contracts in payout	—	358,314	95,337	33,938	47,190
Total Net Assets	$54,656	$281,517,566	$71,253,289	$75,426,695	$770,639,003

The accompanying notes are an integral part of these financial statements.

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Assets:
Investments at fair value	$18,968,350	$105,220,460	$486,587,954	$831,657,091	$172,621,388
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	18,968,350	105,220,460	486,587,954	831,657,091	172,621,388
Liabilities:
Accrued fees	71	73	127	48	163
Due to Metropolitan Life Insurance Company	2	1	4	1	4
Total Liabilities	73	74	131	49	167
Net Assets	$18,968,277	$105,220,386	$486,587,823	$831,657,042	$172,621,221
Contract Owners' Equity
Net assets from accumulation units	$18,965,306	$105,209,998	$486,244,130	$831,589,128	$172,148,058
Net assets from contracts in payout	2,971	10,388	343,693	67,914	473,163
Total Net Assets	$18,968,277	$105,220,386	$486,587,823	$831,657,042	$172,621,221

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Assets:
Investments at fair value	$920,192,811	$97,068,636	$330,502,737	$715,365,325	$703,341,650
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	920,192,811	97,068,636	330,502,737	715,365,325	703,341,650
Liabilities:
Accrued fees	98	26	97	114	66
Due to Metropolitan Life Insurance Company	1	—	2	2	2
Total Liabilities	99	26	99	116	68
Net Assets	$920,192,712	$97,068,610	$330,502,638	$715,365,209	$703,341,582
Contract Owners' Equity
Net assets from accumulation units	$918,103,157	$97,040,542	$330,019,624	$714,594,705	$703,121,889
Net assets from contracts in payout	2,089,555	28,068	483,014	770,504	219,693
Total Net Assets	$920,192,712	$97,068,610	$330,502,638	$715,365,209	$703,341,582

The accompanying notes are an integral part of these financial statements.

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Assets:
Investments at fair value	$644,690,242	$130,804,774	$685,959	$505,414,642	$52,567
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	644,690,242	130,804,774	685,959	505,414,642	52,567
Liabilities:
Accrued fees	83	80	19	95	10
Due to Metropolitan Life Insurance Company	2	2	1	3	—
Total Liabilities	85	82	20	98	10
Net Assets	$644,690,157	$130,804,692	$685,939	$505,414,544	$52,557
Contract Owners' Equity
Net assets from accumulation units	$644,481,307	$130,781,343	$685,939	$504,818,108	$52,557
Net assets from contracts in payout	208,850	23,349	—	596,436	—
Total Net Assets	$644,690,157	$130,804,692	$685,939	$505,414,544	$52,557

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Wells Capital Management Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division
Assets:
Investments at fair value	$351,800,896	$229,989	$398,350,013	$140,887,124	$389,187,107
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	351,800,896	229,989	398,350,013	140,887,124	389,187,107
Liabilities:
Accrued fees	129	21	35	124	103
Due to Metropolitan Life Insurance Company	3	—	1	3	5
Total Liabilities	132	21	36	127	108
Net Assets	$351,800,764	$229,968	$398,349,977	$140,886,997	$389,186,999
Contract Owners' Equity
Net assets from accumulation units	$351,038,061	$229,968	$398,268,595	$140,436,617	$387,029,113
Net assets from contracts in payout	762,703	—	81,382	450,380	2,157,886
Total Net Assets	$351,800,764	$229,968	$398,349,977	$140,886,997	$389,186,999

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division
Assets:
Investments at fair value	$230,129,437	$47,474,135	$311,462,849	$875,065,871	$3,132,220,753
Due from Metropolitan Life Insurance Company	2	—	—	—	—
Total Assets	230,129,439	47,474,135	311,462,849	875,065,871	3,132,220,753
Liabilities:
Accrued fees	98	84	81	67	55
Due to Metropolitan Life Insurance Company	—	2	1	2	3
Total Liabilities	98	86	82	69	58
Net Assets	$230,129,341	$47,474,049	$311,462,767	$875,065,802	$3,132,220,695
Contract Owners' Equity
Net assets from accumulation units	$228,680,637	$47,202,941	$310,909,381	$873,011,012	$3,129,781,137
Net assets from contracts in payout	1,448,704	271,108	553,386	2,054,790	2,439,558
Total Net Assets	$230,129,341	$47,474,049	$311,462,767	$875,065,802	$3,132,220,695

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
Assets:
Investments at fair value	$1,722,419,322	$178,299,082	$7,124,980	$610,629,562	$503,780,799
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	1,722,419,322	178,299,082	7,124,980	610,629,562	503,780,799
Liabilities:
Accrued fees	48	100	64	51	122
Due to Metropolitan Life Insurance Company	3	7	1	5	6
Total Liabilities	51	107	65	56	128
Net Assets	$1,722,419,271	$178,298,975	$7,124,915	$610,629,506	$503,780,671
Contract Owners' Equity
Net assets from accumulation units	$1,719,528,381	$177,469,682	$7,124,915	$600,585,458	$500,744,061
Net assets from contracts in payout	2,890,890	829,293	—	10,044,048	3,036,610
Total Net Assets	$1,722,419,271	$178,298,975	$7,124,915	$610,629,506	$503,780,671

The accompanying notes are an integral part of these financial statements.

	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division
Assets:
Investments at fair value	$572,542,643	$289,505,160	$156,522,773	$66,012,962	$949,536,540
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	572,542,643	289,505,160	156,522,773	66,012,962	949,536,540
Liabilities:
Accrued fees	90	92	130	84	92
Due to Metropolitan Life Insurance Company	5	—	4	1	3
Total Liabilities	95	92	134	85	95
Net Assets	$572,542,548	$289,505,068	$156,522,639	$66,012,877	$949,536,445
Contract Owners' Equity
Net assets from accumulation units	$570,649,423	$288,822,386	$155,512,487	$65,949,145	$946,141,315
Net assets from contracts in payout	1,893,125	682,682	1,010,152	63,732	3,395,130
Total Net Assets	$572,542,548	$289,505,068	$156,522,639	$66,012,877	$949,536,445

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division
Assets:
Investments at fair value	$506,052,836	$466,904,433	$346,715,700	$3,154,806,497	$117,745,518
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	506,052,836	466,904,433	346,715,700	3,154,806,497	117,745,518
Liabilities:
Accrued fees	126	125	171	104	89
Due to Metropolitan Life Insurance Company	3	4	2	17	3
Total Liabilities	129	129	173	121	92
Net Assets	$506,052,707	$466,904,304	$346,715,527	$3,154,806,376	$117,745,426
Contract Owners' Equity
Net assets from accumulation units	$504,969,529	$466,255,533	$346,168,103	$3,105,286,196	$115,884,432
Net assets from contracts in payout	1,083,178	648,771	547,424	49,520,180	1,860,994
Total Net Assets	$506,052,707	$466,904,304	$346,715,527	$3,154,806,376	$117,745,426

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII Van Eck Global Natural Resources Division
Assets:
Investments at fair value	$627,751,272	$311,591,288	$738,162,813	$491,278,325	$27,733,963
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	627,751,272	311,591,288	738,162,813	491,278,325	27,733,963
Liabilities:
Accrued fees	127	100	116	100	47
Due to Metropolitan Life Insurance Company	8	4	5	3	1
Total Liabilities	135	104	121	103	48
Net Assets	$627,751,137	$311,591,184	$738,162,692	$491,278,222	$27,733,915
Contract Owners' Equity
Net assets from accumulation units	$621,089,126	$310,465,503	$722,629,351	$490,560,351	$27,733,915
Net assets from contracts in payout	6,662,011	1,125,681	15,533,341	717,871	—
Total Net Assets	$627,751,137	$311,591,184	$738,162,692	$491,278,222	$27,733,915

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division
Assets:
Investments at fair value	$408,706,207	$139,252,177	$118,158	$55,610,329	$7,563,766
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	408,706,207	139,252,177	118,158	55,610,329	7,563,766
Liabilities:
Accrued fees	158	155	12	13	—
Due to Metropolitan Life Insurance Company	4	3	1	1	—
Total Liabilities	162	158	13	14	—
Net Assets	$408,706,045	$139,252,019	$118,145	$55,610,315	$7,563,766
Contract Owners' Equity
Net assets from accumulation units	$406,982,709	$139,049,977	$118,145	$55,569,511	$7,563,766
Net assets from contracts in payout	1,723,336	202,042	—	40,804	—
Total Net Assets	$408,706,045	$139,252,019	$118,145	$55,610,315	$7,563,766

The accompanying notes are an integral part of these financial statements.

	Delaware VIP Small Cap Value Division	Fidelity® VIP Contrafund Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division
Assets:
Investments at fair value	$681	$860,114	$63,502,218	$4,340,438	$7,124,373
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	681	860,114	63,502,218	4,340,438	7,124,373
Liabilities:
Accrued fees	4	4	13	4	10
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	4	4	13	4	10
Net Assets	$677	$860,110	$63,502,205	$4,340,434	$7,124,363
Contract Owners' Equity
Net assets from accumulation units	$677	$860,110	$62,463,419	$4,340,434	$7,124,363
Net assets from contracts in payout	—	—	1,038,786	—	—
Total Net Assets	$677	$860,110	$63,502,205	$4,340,434	$7,124,363

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division
Assets:
Investments at fair value	$6,430,277	$2,068,098	$1,912,789	$1,866,582	$4,073,534
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	6,430,277	2,068,098	1,912,789	1,866,582	4,073,534
Liabilities:
Accrued fees	17	7	35	7	23
Due to Metropolitan Life Insurance Company	1	1	—	1	1
Total Liabilities	18	8	35	8	24
Net Assets	$6,430,259	$2,068,090	$1,912,754	$1,866,574	$4,073,510
Contract Owners' Equity
Net assets from accumulation units	$6,430,259	$2,068,090	$1,912,754	$1,866,574	$4,073,510
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$6,430,259	$2,068,090	$1,912,754	$1,866,574	$4,073,510

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division
Assets:
Investments at fair value	$247,253,463	$242,924,543	$5,964,445	$125,194,941	$9,545,422
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	247,253,463	242,924,543	5,964,445	125,194,941	9,545,422
Liabilities:
Accrued fees	—	—	—	—	—
Due to Metropolitan Life Insurance Company	—	—	1	1	—
Total Liabilities	—	—	1	1	—
Net Assets	$247,253,463	$242,924,543	$5,964,444	$125,194,940	$9,545,422
Contract Owners' Equity
Net assets from accumulation units	$247,253,463	$242,924,543	$5,964,444	$125,194,940	$9,545,422
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$247,253,463	$242,924,543	$5,964,444	$125,194,940	$9,545,422

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2020

	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Developing Markets VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division
Assets:
Investments at fair value	$481,696	$54,947	$157,396	$53,065	$86,013
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	481,696	54,947	157,396	53,065	86,013
Liabilities:
Accrued fees	4	8	5	5	3
Due to Metropolitan Life Insurance Company	—	1	—	—	1
Total Liabilities	4	9	5	5	4
Net Assets	$481,692	$54,938	$157,391	$53,060	$86,009
Contract Owners' Equity
Net assets from accumulation units	$481,692	$54,938	$157,391	$53,060	$86,009
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$481,692	$54,938	$157,391	$53,060	$86,009

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division	PIMCO VIT CommodityRealReturn® Strategy Division
Assets:
Investments at fair value	$507,622	$61,753	$38,149	$60,759	$34,324
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	507,622	61,753	38,149	60,759	34,324
Liabilities:
Accrued fees	10	7	4	18	12
Due to Metropolitan Life Insurance Company	1	—	—	—	1
Total Liabilities	11	7	4	18	13
Net Assets	$507,611	$61,746	$38,145	$60,741	$34,311
Contract Owners' Equity
Net assets from accumulation units	$507,611	$61,746	$38,145	$60,741	$34,311
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$507,611	$61,746	$38,145	$60,741	$34,311

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2020

	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Assets:
Investments at fair value	$36,841	$49,396	$37,141
Due from Metropolitan Life Insurance Company	—	—	—
Total Assets	36,841	49,396	37,141
Liabilities:
Accrued fees	8	12	5
Due to Metropolitan Life Insurance Company	—	—	—
Total Liabilities	8	12	5
Net Assets	$36,833	$49,384	$37,136
Contract Owners' Equity
Net assets from accumulation units	$36,833	$49,384	$37,136
Net assets from contracts in payout	—	—	—
Total Net Assets	$36,833	$49,384	$37,136

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2020

	American Funds® Bond Division	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Investment Income:
Dividends	$1,745,941	$845	$691,316	$3,411,062	$9,535,309
Expenses:
Mortality and expense risk and other charges	1,004,001	1,917	5,021,037	13,268,570	8,814,340
Administrative charges	166,786	238	784,218	1,896,005	1,323,585
Total expenses	1,170,787	2,155	5,805,255	15,164,575	10,137,925
Net investment income (loss)	575,154	(1,310)	(5,113,939)	(11,753,513)	(602,616)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	731,971	6,752	25,814,544	25,770,993	18,997,445
Realized gains (losses) on sale of investments	587,100	7,452	14,586,989	64,726,713	16,567,074
Net realized gains (losses)	1,319,071	14,204	40,401,533	90,497,706	35,564,519
Change in unrealized gains (losses) on investments	4,226,664	52,453	72,689,737	376,078,166	46,266,465
Net realized and change in unrealized gains (losses) on investments	5,545,735	66,657	113,091,270	466,575,872	81,830,984
Net increase (decrease) in net assets resulting from operations	$6,120,889	$65,347	$107,977,331	$454,822,359	$81,228,368

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division
Investment Income:
Dividends	$21,741,162	$13,024,273	$6,628,563	$2,737,965	$14,073,778
Expenses:
Mortality and expense risk and other charges	12,146,137	7,540,950	4,306,468	3,349,023	7,492,010
Administrative charges	3,085,730	1,817,890	997,892	819,303	1,811,671
Total expenses	15,231,867	9,358,840	5,304,360	4,168,326	9,303,681
Net investment income (loss)	6,509,295	3,665,433	1,324,203	(1,430,361)	4,770,097
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	75,501,126	43,191,022	32,020,710	35,372,293	34,369,187
Realized gains (losses) on sale of investments	22,107,835	5,572,723	2,425,342	17,062,777	3,229,620
Net realized gains (losses)	97,608,961	48,763,745	34,446,052	52,435,070	37,598,807
Change in unrealized gains (losses) on investments	(51,728,783)	48,641,023	26,639,362	85,040,883	38,610,347
Net realized and change in unrealized gains (losses) on investments	45,880,178	97,404,768	61,085,414	137,475,953	76,209,154
Net increase (decrease) in net assets resulting from operations	$52,389,473	$101,070,201	$62,409,617	$136,045,592	$80,979,251
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI AQR Global Risk Balanced Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Balanced Plus Division
Investment Income:
Dividends	$21,848,451	$24,299,294	$22,651	$2,783,053	$80,478,066
Expenses:
Mortality and expense risk and other charges	9,230,471	15,230,575	4,472	2,215,711	34,050,691
Administrative charges	2,334,253	3,862,924	849	505,792	8,602,867
Total expenses	11,564,724	19,093,499	5,321	2,721,503	42,653,558
Net investment income (loss)	10,283,727	5,205,795	17,330	61,550	37,824,508
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	95,837,648	133,060,590	—	23,500,424	334,012,115
Realized gains (losses) on sale of investments	(29,267,778)	2,907,208	(377)	136,634	31,939,985
Net realized gains (losses)	66,569,870	135,967,798	(377)	23,637,058	365,952,100
Change in unrealized gains (losses) on investments	(65,907,392)	(104,410,629)	8,720	13,805,803	(42,557,558)
Net realized and change in unrealized gains (losses) on investments	662,478	31,557,169	8,343	37,442,861	323,394,542
Net increase (decrease) in net assets resulting from operations	$10,946,205	$36,762,964	$25,673	$37,504,411	$361,219,050

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Division	BHFTI Brighthouse/ Artisan International Division (a)	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division
Investment Income:
Dividends	$198,837	$868,127	$22	$1,022,973	$2,304,525
Expenses:
Mortality and expense risk and other charges	136,111	417,411	12	253,774	696,022
Administrative charges	37,247	104,974	2	54,927	160,698
Total expenses	173,358	522,385	14	308,701	856,720
Net investment income (loss)	25,479	345,742	8	714,272	1,447,805
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	659,616	—	71	—	—
Realized gains (losses) on sale of investments	(251,297)	1,846,979	324	(548,543)	(918,768)
Net realized gains (losses)	408,319	1,846,979	395	(548,543)	(918,768)
Change in unrealized gains (losses) on investments	(359,019)	8,426,457	(405)	(395,946)	(355,786)
Net realized and change in unrealized gains (losses) on investments	49,300	10,273,436	(10)	(944,489)	(1,274,554)
Net increase (decrease) in net assets resulting from operations	$74,779	$10,619,178	$(2)	$(230,217)	$173,251

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Clarion Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division
Investment Income:
Dividends	$301,153	$7,828,966	$7,073,017	$11,853,675	$22,979,367
Expenses:
Mortality and expense risk and other charges	47,508	6,807,861	1,636,453	3,691,798	4,220,279
Administrative charges	11,953	247,650	328,129	779,049	1,056,402
Total expenses	59,461	7,055,511	1,964,582	4,470,847	5,276,681
Net investment income (loss)	241,692	773,455	5,108,435	7,382,828	17,702,686
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	45,837,242	3,284,639	9,954,798	22,203,328
Realized gains (losses) on sale of investments	(224,697)	16,366,318	(2,458,214)	(13,659,587)	(5,638,092)
Net realized gains (losses)	(224,697)	62,203,560	826,425	(3,704,789)	16,565,236
Change in unrealized gains (losses) on investments	(383,388)	77,864,713	(16,050,338)	21,388,533	(230,264)
Net realized and change in unrealized gains (losses) on investments	(608,085)	140,068,273	(15,223,913)	17,683,744	16,334,972
Net increase (decrease) in net assets resulting from operations	$(366,393)	$140,841,728	$(10,115,478)	$25,066,572	$34,037,658

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Investment Income:
Dividends	$1,029	$1,892,020	$339	$2,337,903	$17,093,502
Expenses:
Mortality and expense risk and other charges	434	2,681,685	544,824	766,558	7,379,634
Administrative charges	107	355,410	103,815	181,214	1,864,088
Total expenses	541	3,037,095	648,639	947,772	9,243,722
Net investment income (loss)	488	(1,145,075)	(648,300)	1,390,131	7,849,780
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,987	615,337	3,307,091	—	19,596,479
Realized gains (losses) on sale of investments	(2,018)	11,848,131	(675,409)	286,305	8,613,114
Net realized gains (losses)	969	12,463,468	2,631,682	286,305	28,209,593
Change in unrealized gains (losses) on investments	(2,916)	48,619,406	23,163,417	2,786,121	39,125,127
Net realized and change in unrealized gains (losses) on investments	(1,947)	61,082,874	25,795,099	3,072,426	67,334,720
Net increase (decrease) in net assets resulting from operations	$(1,459)	$59,937,799	$25,146,799	$4,462,557	$75,184,500

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Investment Income:
Dividends	$199,457	$682,290	$2,948,177	$17,917,091	$3,581,103
Expenses:
Mortality and expense risk and other charges	167,024	1,022,934	4,698,735	8,101,012	1,587,060
Administrative charges	41,411	222,245	972,571	2,053,439	305,503
Total expenses	208,435	1,245,179	5,671,306	10,154,451	1,892,563
Net investment income (loss)	(8,978)	(562,889)	(2,723,129)	7,762,640	1,688,540
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	6,484,528	163,747,734	70,803,401	5,361,299
Realized gains (losses) on sale of investments	(388,762)	3,197,417	9,028,748	7,282,943	1,596,892
Net realized gains (losses)	(388,762)	9,681,945	172,776,482	78,086,344	6,958,191
Change in unrealized gains (losses) on investments	1,812,380	3,298,239	(48,166,763)	(46,068,839)	9,411,537
Net realized and change in unrealized gains (losses) on investments	1,423,618	12,980,184	124,609,719	32,017,505	16,369,728
Net increase (decrease) in net assets resulting from operations	$1,414,640	$12,417,295	$121,886,590	$39,780,145	$18,058,268

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Investment Income:
Dividends	$—	$2,655,612	$8,512,951	$25,744,437	$12,733,857
Expenses:
Mortality and expense risk and other charges	7,267,597	841,732	3,239,306	7,175,838	7,130,119
Administrative charges	396,124	211,591	738,112	1,559,699	1,800,457
Total expenses	7,663,721	1,053,323	3,977,418	8,735,537	8,930,576
Net investment income (loss)	(7,663,721)	1,602,289	4,535,533	17,008,900	3,803,281
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	90,339,744	5,394,212	—	—	37,973,162
Realized gains (losses) on sale of investments	63,019,437	576,773	(3,299,101)	3,510,190	4,836,611
Net realized gains (losses)	153,359,181	5,970,985	(3,299,101)	3,510,190	42,809,773
Change in unrealized gains (losses) on investments	439,136,144	1,365,825	28,967,594	27,043,093	(44,616,426)
Net realized and change in unrealized gains (losses) on investments	592,495,325	7,336,810	25,668,493	30,553,283	(1,806,653)
Net increase (decrease) in net assets resulting from operations	$584,831,604	$8,939,099	$30,204,026	$47,562,183	$1,996,628

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Investment Income:
Dividends	$16,525,088	$2,957,741	$23,816	$346,473	$7,142
Expenses:
Mortality and expense risk and other charges	6,104,749	1,222,439	7,025	4,709,499	2,467
Administrative charges	1,523,328	289,213	1,256	917,216	387
Total expenses	7,628,077	1,511,652	8,281	5,626,715	2,854
Net investment income (loss)	8,897,011	1,446,089	15,535	(5,280,242)	4,288
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	21,454,341	4,822,629	78,082	50,612,957	—
Realized gains (losses) on sale of investments	2,848,267	(148,947)	(74,162)	1,190,562	16,400
Net realized gains (losses)	24,302,608	4,673,682	3,920	51,803,519	16,400
Change in unrealized gains (losses) on investments	14,978,644	4,092,403	34,047	49,384,564	(2,902)
Net realized and change in unrealized gains (losses) on investments	39,281,252	8,766,085	37,967	101,188,083	13,498
Net increase (decrease) in net assets resulting from operations	$48,178,263	$10,212,174	$53,502	$95,907,841	$17,786

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Wells Capital Management Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$4,763,564	$2,439	$9,578,688	$2,276,043	$12,776,797
Expenses:
Mortality and expense risk and other charges	3,374,601	2,980	4,062,504	1,359,856	4,054,563
Administrative charges	548,741	666	1,009,124	136,321	695,842
Total expenses	3,923,342	3,646	5,071,628	1,496,177	4,750,405
Net investment income (loss)	840,222	(1,207)	4,507,060	779,866	8,026,392
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	18,922,132	18,136	—	7,055,433	—
Realized gains (losses) on sale of investments	(2,005,704)	(12,910)	2,430,380	2,834,468	1,424,032
Net realized gains (losses)	16,916,428	5,226	2,430,380	9,889,901	1,424,032
Change in unrealized gains (losses) on investments	3,802,161	(20,151)	17,153,359	17,623,238	15,602,773
Net realized and change in unrealized gains (losses) on investments	20,718,589	(14,925)	19,583,739	27,513,139	17,026,805
Net increase (decrease) in net assets resulting from operations	$21,558,811	$(16,132)	$24,090,799	$28,293,005	$25,053,197

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division
Investment Income:
Dividends	$—	$795,643	$8,663,818	$22,756,396	$64,649,118
Expenses:
Mortality and expense risk and other charges	2,086,848	488,999	3,195,922	8,678,397	29,539,298
Administrative charges	474,826	116,713	725,328	2,001,310	6,934,412
Total expenses	2,561,674	605,712	3,921,250	10,679,707	36,473,710
Net investment income (loss)	(2,561,674)	189,931	4,742,568	12,076,689	28,175,408
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	24,643,352	—	6,704,233	39,685,453	203,246,353
Realized gains (losses) on sale of investments	10,846,209	69,509	(41,277)	675,198	9,081,075
Net realized gains (losses)	35,489,561	69,509	6,662,956	40,360,651	212,327,428
Change in unrealized gains (losses) on investments	33,799,658	(761,962)	12,184,016	23,436,358	99,879,881
Net realized and change in unrealized gains (losses) on investments	69,289,219	(692,453)	18,846,972	63,797,009	312,207,309
Net increase (decrease) in net assets resulting from operations	$66,727,545	$(502,522)	$23,589,540	$75,873,698	$340,382,717

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
Investment Income:
Dividends	$28,321,507	$1,322,341	$167,672	$12,246,378	$6,856,297
Expenses:
Mortality and expense risk and other charges	15,686,943	1,703,894	67,631	6,856,884	4,959,599
Administrative charges	3,512,739	267,164	16,581	192,261	986,806
Total expenses	19,199,682	1,971,058	84,212	7,049,145	5,946,405
Net investment income (loss)	9,121,825	(648,717)	83,460	5,197,233	909,892
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	144,492,210	3,493,559	268,406	24,365,223	52,121,116
Realized gains (losses) on sale of investments	8,422,294	(2,389,533)	(436,189)	7,503,614	5,730,312
Net realized gains (losses)	152,914,504	1,104,026	(167,783)	31,868,837	57,851,428
Change in unrealized gains (losses) on investments	60,188,388	8,080,216	593,647	48,657,548	(15,212,853)
Net realized and change in unrealized gains (losses) on investments	213,102,892	9,184,242	425,864	80,526,385	42,638,575
Net increase (decrease) in net assets resulting from operations	$222,224,717	$8,535,525	$509,324	$85,723,618	$43,548,467

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division
Investment Income:
Dividends	$—	$138,438	$55,324	$—	$24,738,034
Expenses:
Mortality and expense risk and other charges	5,741,928	2,497,928	1,427,686	584,948	9,680,288
Administrative charges	183,148	463,978	276,053	91,460	1,985,482
Total expenses	5,925,076	2,961,906	1,703,739	676,408	11,665,770
Net investment income (loss)	(5,925,076)	(2,823,468)	(1,648,415)	(676,408)	13,072,264
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	53,578,853	25,829,778	12,447,782	7,494,687	—
Realized gains (losses) on sale of investments	13,507,035	13,182,433	(1,440,156)	65,335	7,071,864
Net realized gains (losses)	67,085,888	39,012,211	11,007,626	7,560,022	7,071,864
Change in unrealized gains (losses) on investments	74,213,352	69,169,806	6,382,559	9,885,408	31,503,576
Net realized and change in unrealized gains (losses) on investments	141,299,240	108,182,017	17,390,185	17,445,430	38,575,440
Net increase (decrease) in net assets resulting from operations	$135,374,164	$105,358,549	$15,741,770	$16,769,022	$51,647,704

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division
Investment Income:
Dividends	$5,862,584	$12,806,981	$3,681,141	$52,208,386	$2,613,190
Expenses:
Mortality and expense risk and other charges	4,726,974	4,385,355	3,149,741	32,178,255	1,156,989
Administrative charges	815,829	820,070	491,770	3,364,592	218,558
Total expenses	5,542,803	5,205,425	3,641,511	35,542,847	1,375,547
Net investment income (loss)	319,781	7,601,556	39,630	16,665,539	1,237,643
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	30,394,687	2,234,923	17,644,127	184,546,322	4,851,680
Realized gains (losses) on sale of investments	6,130,277	5,046,566	9,069,693	132,326,329	1,531,366
Net realized gains (losses)	36,524,964	7,281,489	26,713,820	316,872,651	6,383,046
Change in unrealized gains (losses) on investments	22,452,963	16,429,135	31,044,533	126,015,016	1,056,451
Net realized and change in unrealized gains (losses) on investments	58,977,927	23,710,624	57,758,353	442,887,667	7,439,497
Net increase (decrease) in net assets resulting from operations	$59,297,708	$31,312,180	$57,797,983	$459,553,206	$8,677,140

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII Van Eck Global Natural Resources Division
Investment Income:
Dividends	$10,595,109	$229,645	$563,549	$404,904	$298,818
Expenses:
Mortality and expense risk and other charges	6,244,011	3,030,141	6,919,752	4,646,485	236,564
Administrative charges	1,140,118	379,632	1,132,627	578,602	60,543
Total expenses	7,384,129	3,409,773	8,052,379	5,225,087	297,107
Net investment income (loss)	3,210,980	(3,180,128)	(7,488,830)	(4,820,183)	1,711
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	37,252,706	19,569,389	51,978,762	46,186,809	—
Realized gains (losses) on sale of investments	(2,679,947)	7,170,858	19,434,424	10,810,787	(2,302,992)
Net realized gains (losses)	34,572,759	26,740,247	71,413,186	56,997,596	(2,302,992)
Change in unrealized gains (losses) on investments	(24,712,952)	36,614,576	137,503,730	39,472,994	8,059,472
Net realized and change in unrealized gains (losses) on investments	9,859,807	63,354,823	208,916,916	96,470,590	5,756,480
Net increase (decrease) in net assets resulting from operations	$13,070,787	$60,174,695	$201,428,086	$91,650,407	$5,758,191

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division
Investment Income:
Dividends	$22,710,078	$3,754,534	$1,351	$772,427	$29,477
Expenses:
Mortality and expense risk and other charges	4,168,797	1,395,262	1,204	550,807	66,130
Administrative charges	814,736	280,723	253	45,414	—
Total expenses	4,983,533	1,675,985	1,457	596,221	66,130
Net investment income (loss)	17,726,545	2,078,549	(106)	176,206	(36,653)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	6,568	1,593,930	494,200
Realized gains (losses) on sale of investments	360,637	221,649	1	861,102	(32,187)
Net realized gains (losses)	360,637	221,649	6,569	2,455,032	462,013
Change in unrealized gains (losses) on investments	803,335	2,399,994	12,407	3,996,829	197,700
Net realized and change in unrealized gains (losses) on investments	1,163,972	2,621,643	18,976	6,451,861	659,713
Net increase (decrease) in net assets resulting from operations	$18,890,517	$4,700,192	$18,870	$6,628,067	$623,060

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	Delaware VIP Small Cap Value Division	Fidelity® VIP Contrafund Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division
Investment Income:
Dividends	$8	$580	$1,050,995	$40,591	$62,775
Expenses:
Mortality and expense risk and other charges	5	6,213	559,830	29,570	44,564
Administrative charges	—	747	41,154	1,556	4,004
Total expenses	5	6,960	600,984	31,126	48,568
Net investment income (loss)	3	(6,380)	450,011	9,465	14,207
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	33	3,942	2,766,709	179,200	177,222
Realized gains (losses) on sale of investments	(1)	11,625	(170,725)	18,065	32,370
Net realized gains (losses)	32	15,567	2,595,984	197,265	209,592
Change in unrealized gains (losses) on investments	(53)	185,696	(146,123)	287,105	586,013
Net realized and change in unrealized gains (losses) on investments	(21)	201,263	2,449,861	484,370	795,605
Net increase (decrease) in net assets resulting from operations	$(18)	$194,883	$2,899,872	$493,835	$809,812

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division
Investment Income:
Dividends	$54,571	$15,479	$12,482	$12,160	$25,941
Expenses:
Mortality and expense risk and other charges	43,467	12,552	13,538	11,612	23,102
Administrative charges	4,711	2,264	943	1,496	1,818
Total expenses	48,178	14,816	14,481	13,108	24,920
Net investment income (loss)	6,393	663	(1,999)	(948)	1,021
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	220,534	32,110	70,447	45,340	77,703
Realized gains (losses) on sale of investments	12,601	13,299	39,594	(5,370)	5,810
Net realized gains (losses)	233,135	45,409	110,041	39,970	83,513
Change in unrealized gains (losses) on investments	588,129	339,095	232,695	271,505	584,987
Net realized and change in unrealized gains (losses) on investments	821,264	384,504	342,736	311,475	668,500
Net increase (decrease) in net assets resulting from operations	$827,657	$385,167	$340,737	$310,527	$669,521

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division
Investment Income:
Dividends	$2,664,457	$2,377,824	$17,692	$80,390	$207,608
Expenses:
Mortality and expense risk and other charges	4,624,583	4,418,869	51,088	1,012,697	90,843
Administrative charges	—	—	—	—	—
Total expenses	4,624,583	4,418,869	51,088	1,012,697	90,843
Net investment income (loss)	(1,960,126)	(2,041,045)	(33,396)	(932,307)	116,765
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,219,598	5,683,864	—	10,169,083	3,424
Realized gains (losses) on sale of investments	949,448	(278,362)	—	5,755,192	123,863
Net realized gains (losses)	6,169,046	5,405,502	—	15,924,275	127,287
Change in unrealized gains (losses) on investments	21,870,120	24,261,562	—	24,009,460	510,938
Net realized and change in unrealized gains (losses) on investments	28,039,166	29,667,064	—	39,933,735	638,225
Net increase (decrease) in net assets resulting from operations	$26,079,040	$27,626,019	$(33,396)	$39,001,428	$754,990

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Developing Markets VIP Division	Ivy VIP Asset Strategy Division (a)	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division
Investment Income:
Dividends	$1,589	$1,842	$1	$—	$507
Expenses:
Mortality and expense risk and other charges	3,146	357	12	1,071	407
Administrative charges	392	44	2	133	50
Total expenses	3,538	401	14	1,204	457
Net investment income (loss)	(1,949)	1,441	(13)	(1,204)	50
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	1,156	8	10,712	1,563
Realized gains (losses) on sale of investments	(612)	83	(92)	2,159	1,782
Net realized gains (losses)	(612)	1,239	(84)	12,871	3,345
Change in unrealized gains (losses) on investments	71,216	4,954	102	15,992	3,271
Net realized and change in unrealized gains (losses) on investments	70,604	6,193	18	28,863	6,616
Net increase (decrease) in net assets resulting from operations	$68,655	$7,634	$5	$27,659	$6,666

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2020

	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division
Investment Income:
Dividends	$1,109	$76	$—	$787	$896
Expenses:
Mortality and expense risk and other charges	580	3,677	401	302	668
Administrative charges	72	446	47	37	152
Total expenses	652	4,123	448	339	820
Net investment income (loss)	457	(4,047)	(448)	448	76
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	682	18,202	4,371	—	982
Realized gains (losses) on sale of investments	518	20,542	1,808	(169)	(270)
Net realized gains (losses)	1,200	38,744	6,179	(169)	712
Change in unrealized gains (losses) on investments	4,306	80,138	14,669	2,480	(2,704)
Net realized and change in unrealized gains (losses) on investments	5,506	118,882	20,848	2,311	(1,992)
Net increase (decrease) in net assets resulting from operations	$5,963	$114,835	$20,400	$2,759	$(1,916)

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Investment Income:
Dividends	$1,856	$1,295	$2,144	$254
Expenses:
Mortality and expense risk and other charges	334	764	585	257
Administrative charges	72	178	134	31
Total expenses	406	942	719	288
Net investment income (loss)	1,450	353	1,425	(34)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	551	223	2,129
Realized gains (losses) on sale of investments	(994)	904	303	40
Net realized gains (losses)	(994)	1,455	526	2,169
Change in unrealized gains (losses) on investments	(607)	(79)	519	4,523
Net realized and change in unrealized gains (losses) on investments	(1,601)	1,376	1,045	6,692
Net increase (decrease) in net assets resulting from operations	$(151)	$1,729	$2,470	$6,658

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	American Funds® Bond Division		American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$575,154	$860,944	$(1,310)	$694	$(5,113,939)	$(5,422,705)	$(11,753,513)	$(6,668,084)
Net realized gains (losses)	1,319,071	(68,402)	14,204	33,973	40,401,533	36,192,131	90,497,706	133,388,212
Change in unrealized gains (losses) on investments	4,226,664	4,872,541	52,453	47,792	72,689,737	78,422,533	376,078,166	121,935,512
Net increase (decrease) in net assets resulting from operations	6,120,889	5,665,083	65,347	82,459	107,977,331	109,191,959	454,822,359	248,655,640
Contract Transactions:
Purchase payments received from Contract owners	895,837	1,262,146	2,146	1,820	4,598,544	5,602,130	11,244,114	13,171,188
Net transfers (including fixed account)	12,047,508	5,560,403	(19,283)	(79,227)	(32,708,047)	(15,564,501)	(87,262,854)	(31,504,395)
Contract charges	(377,842)	(373,130)	—	—	(1,630,583)	(1,791,917)	(2,718,925)	(2,687,424)
Transfers for Contract benefits and terminations	(8,092,059)	(9,752,029)	(9,375)	(13,682)	(40,418,656)	(51,637,378)	(102,227,815)	(116,027,425)
Net increase (decrease) in net assets resulting from Contract transactions	4,473,444	(3,302,610)	(26,512)	(91,089)	(70,158,742)	(63,391,666)	(180,965,480)	(137,048,056)
Net increase (decrease) in net assets	10,594,333	2,362,473	38,835	(8,630)	37,818,589	45,800,293	273,856,879	111,607,584
Net Assets:
Beginning of year	77,224,066	74,861,593	242,935	251,565	437,123,606	391,323,313	1,023,148,092	911,540,508
End of year	$87,818,399	$77,224,066	$281,770	$242,935	$474,942,195	$437,123,606	$1,297,004,971	$1,023,148,092

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	American Funds® Growth-Income Division		BHFTI AB Global Dynamic Allocation Division		BHFTI American Funds® Balanced Allocation Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(602,616)	$1,436,026	$6,509,295	$30,397,130	$3,665,433	$4,462,145
Net realized gains (losses)	35,564,519	95,621,069	97,608,961	57,885,441	48,763,745	63,250,333
Change in unrealized gains (losses) on investments	46,266,465	65,653,475	(51,728,783)	121,512,992	48,641,023	64,375,432
Net increase (decrease) in net assets resulting from operations	81,228,368	162,710,570	52,389,473	209,795,563	101,070,201	132,087,910
Contract Transactions:
Purchase payments received from Contract owners	6,816,775	8,576,044	1,223,748	709,324	4,583,892	4,774,211
Net transfers (including fixed account)	(14,906,107)	(12,640,486)	(27,350,237)	(21,679,688)	(3,582,796)	5,687,408
Contract charges	(2,416,491)	(2,663,497)	(18,779,759)	(20,256,664)	(7,516,391)	(8,002,718)
Transfers for Contract benefits and terminations	(71,891,597)	(93,491,846)	(119,431,482)	(147,263,079)	(81,669,105)	(106,777,126)
Net increase (decrease) in net assets resulting from Contract transactions	(82,397,420)	(100,219,785)	(164,337,730)	(188,490,107)	(88,184,400)	(104,318,225)
Net increase (decrease) in net assets	(1,169,052)	62,490,785	(111,948,257)	21,305,456	12,885,801	27,769,685
Net Assets:
Beginning of year	767,275,578	704,784,793	1,348,392,149	1,327,086,693	800,925,855	773,156,170
End of year	$766,106,526	$767,275,578	$1,236,443,892	$1,348,392,149	$813,811,656	$800,925,855
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division		BHFTI AQR Global Risk Balanced Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,324,203	$1,866,839	$(1,430,361)	$(2,794,478)	$4,770,097	$5,794,683	$10,283,727	$17,907,999
Net realized gains (losses)	34,446,052	40,276,095	52,435,070	54,937,555	37,598,807	48,405,217	66,569,870	(27,786,573)
Change in unrealized gains (losses) on investments	26,639,362	43,847,086	85,040,883	31,493,558	38,610,347	54,684,421	(65,907,392)	186,555,019
Net increase (decrease) in net assets resulting from operations	62,409,617	85,990,020	136,045,592	83,636,635	80,979,251	108,884,321	10,946,205	176,676,445
Contract Transactions:
Purchase payments received from Contract owners	6,285,668	5,987,264	625,840	758,372	4,670,913	5,243,132	1,418,896	900,595
Net transfers (including fixed account)	(6,917,640)	886,887	(55,639,339)	(9,194,554)	(14,774,898)	(2,177,095)	(14,211,328)	(17,054,808)
Contract charges	(3,655,876)	(3,741,589)	(2,424,796)	(2,606,271)	(7,562,742)	(8,076,744)	(14,767,147)	(16,117,924)
Transfers for Contract benefits and terminations	(35,928,398)	(40,791,035)	(37,847,257)	(54,188,503)	(70,958,218)	(100,303,436)	(90,022,528)	(112,091,161)
Net increase (decrease) in net assets resulting from Contract transactions	(40,216,246)	(37,658,473)	(95,285,552)	(65,230,956)	(88,624,945)	(105,314,143)	(117,582,107)	(144,363,298)
Net increase (decrease) in net assets	22,193,371	48,331,547	40,760,040	18,405,679	(7,645,694)	3,570,178	(106,635,902)	32,313,147
Net Assets:
Beginning of year	451,501,018	403,169,471	333,656,449	315,250,770	786,219,704	782,649,526	1,036,049,545	1,003,736,398
End of year	$473,694,389	$451,501,018	$374,416,489	$333,656,449	$778,574,010	$786,219,704	$929,413,643	$1,036,049,545

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI BlackRock Global Tactical Strategies Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,205,795	$(18,060,994)	$17,330	$18,657	$61,550	$885,561
Net realized gains (losses)	135,967,798	9,952,018	(377)	(88)	23,637,058	25,624,510
Change in unrealized gains (losses) on investments	(104,410,629)	309,920,134	8,720	32,028	13,805,803	24,894,112
Net increase (decrease) in net assets resulting from operations	36,762,964	301,811,158	25,673	50,597	37,504,411	51,404,183
Contract Transactions:
Purchase payments received from Contract owners	1,403,679	993,414	13,502	15,646	6,301,266	6,846,378
Net transfers (including fixed account)	(26,213,981)	(20,710,205)	(11,996)	19,832	(5,750,288)	(2,480,387)
Contract charges	(23,572,409)	(25,681,599)	(46)	(45)	(449,482)	(471,958)
Transfers for Contract benefits and terminations	(152,122,933)	(191,150,413)	(26,914)	(26,061)	(20,527,629)	(22,269,203)
Net increase (decrease) in net assets resulting from Contract transactions	(200,505,644)	(236,548,803)	(25,454)	9,372	(20,426,133)	(18,375,170)
Net increase (decrease) in net assets	(163,742,680)	65,262,355	219	59,969	17,078,278	33,029,013
Net Assets:
Beginning of year	1,726,223,549	1,660,961,194	449,626	389,657	237,520,246	204,491,233
End of year	$1,562,480,869	$1,726,223,549	$449,845	$449,626	$254,598,524	$237,520,246

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Brighthouse Balanced Plus Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division		BHFTI Brighthouse/Artisan International Division
	2020	2019	2020	2019	2020	2019	2020 (a)	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$37,824,508	$27,768,228	$25,479	$(45,776)	$345,742	$189,344	$8	$(1)
Net realized gains (losses)	365,952,100	22,643,678	408,319	1,464,342	1,846,979	615,286	395	88
Change in unrealized gains (losses) on investments	(42,557,558)	648,617,370	(359,019)	2,627,168	8,426,457	7,540,114	(405)	460
Net increase (decrease) in net assets resulting from operations	361,219,050	699,029,276	74,779	4,045,734	10,619,178	8,344,744	(2)	547
Contract Transactions:
Purchase payments received from Contract owners	2,790,064	2,147,071	544,475	674,567	89,753	111,644	—	—
Net transfers (including fixed account)	20,395,161	34,765,031	(133,290)	(867,443)	(4,555,855)	(2,144,830)	39	(113)
Contract charges	(48,811,289)	(49,927,448)	(29,261)	(35,191)	(362,761)	(410,683)	(2)	(1)
Transfers for Contract benefits and terminations	(373,686,666)	(383,920,403)	(1,287,166)	(1,303,878)	(5,225,570)	(6,784,499)	(2,125)	(349)
Net increase (decrease) in net assets resulting from Contract transactions	(399,312,730)	(396,935,749)	(905,242)	(1,531,945)	(10,054,433)	(9,228,368)	(2,088)	(463)
Net increase (decrease) in net assets	(38,093,680)	302,093,527	(830,463)	2,513,789	564,745	(883,624)	(2,090)	84
Net Assets:
Beginning of year	3,610,425,443	3,308,331,916	17,894,741	15,380,952	46,669,817	47,553,441	2,090	2,006
End of year	$3,572,331,763	$3,610,425,443	$17,064,278	$17,894,741	$47,234,562	$46,669,817	$—	$2,090

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Eaton Vance Floating Rate Division		BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$714,272	$909,606	$1,447,805	$1,527,571	$241,692	$415,645
Net realized gains (losses)	(548,543)	(84,448)	(918,768)	(395,293)	(224,697)	(150,092)
Change in unrealized gains (losses) on investments	(395,946)	737,013	(355,786)	1,299,655	(383,388)	(259,270)
Net increase (decrease) in net assets resulting from operations	(230,217)	1,562,171	173,251	2,431,933	(366,393)	6,283
Contract Transactions:
Purchase payments received from Contract owners	14,368	21,787	314,851	467,019	6,460	14,955
Net transfers (including fixed account)	(3,359,284)	(113,083)	3,263,677	8,493,710	637,384	312,877
Contract charges	(55,567)	(65,763)	(542,137)	(589,867)	(56,745)	(65,786)
Transfers for Contract benefits and terminations	(3,214,956)	(3,888,774)	(8,457,544)	(12,728,649)	(726,532)	(983,577)
Net increase (decrease) in net assets resulting from Contract transactions	(6,615,439)	(4,045,833)	(5,421,153)	(4,357,787)	(139,433)	(721,531)
Net increase (decrease) in net assets	(6,845,656)	(2,483,662)	(5,247,902)	(1,925,854)	(505,826)	(715,248)
Net Assets:
Beginning of year	26,783,935	29,267,597	73,642,877	75,568,731	5,449,838	6,165,086
End of year	$19,938,279	$26,783,935	$68,394,975	$73,642,877	$4,944,012	$5,449,838

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI Clarion Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$773,455	$869,963	$5,108,435	$3,361,931	$7,382,828	$4,063,871	$17,702,686	$(5,903,169)
Net realized gains (losses)	62,203,560	98,577,929	826,425	(538,799)	(3,704,789)	25,522,746	16,565,236	(4,110,620)
Change in unrealized gains (losses) on investments	77,864,713	87,280,776	(16,050,338)	35,304,328	21,388,533	57,501,967	(230,264)	71,138,882
Net increase (decrease) in net assets resulting from operations	140,841,728	186,728,668	(10,115,478)	38,127,460	25,066,572	87,088,584	34,037,658	61,125,093
Contract Transactions:
Purchase payments received from Contract owners	4,594,596	4,881,601	2,090,238	2,622,113	5,510,753	6,456,415	531,775	234,495
Net transfers (including fixed account)	(18,145,896)	(13,237,772)	9,562,809	(7,272,448)	2,024,962	(13,461,208)	(8,978,169)	(4,322,226)
Contract charges	(548,628)	(616,685)	(638,953)	(782,162)	(1,934,476)	(2,320,252)	(6,177,085)	(6,687,964)
Transfers for Contract benefits and terminations	(62,308,692)	(72,686,880)	(16,906,569)	(22,219,962)	(37,997,552)	(50,635,078)	(44,600,059)	(50,823,320)
Net increase (decrease) in net assets resulting from Contract transactions	(76,408,620)	(81,659,736)	(5,892,475)	(27,652,459)	(32,396,313)	(59,960,123)	(59,223,538)	(61,599,015)
Net increase (decrease) in net assets	64,433,108	105,068,932	(16,007,953)	10,475,001	(7,329,741)	27,128,461	(25,185,880)	(473,922)
Net Assets:
Beginning of year	741,294,779	636,225,847	182,528,745	172,053,744	425,579,613	398,451,152	461,843,455	462,317,377
End of year	$805,727,887	$741,294,779	$166,520,792	$182,528,745	$418,249,872	$425,579,613	$436,657,575	$461,843,455

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$488	$540	$(1,145,075)	$(829,985)	$(648,300)	$(640,903)
Net realized gains (losses)	969	6,181	12,463,468	40,147,827	2,631,682	7,293,224
Change in unrealized gains (losses) on investments	(2,916)	4,696	48,619,406	25,946,498	23,163,417	3,700,553
Net increase (decrease) in net assets resulting from operations	(1,459)	11,417	59,937,799	65,264,340	25,146,799	10,352,874
Contract Transactions:
Purchase payments received from Contract owners	—	—	2,611,477	3,080,059	639,070	774,674
Net transfers (including fixed account)	3,796	146	(15,922,074)	(4,932,382)	76,156	(567,462)
Contract charges	(4)	(3)	(920,208)	(1,027,087)	(181,401)	(193,396)
Transfers for Contract benefits and terminations	(5,547)	(3,277)	(25,404,149)	(27,439,373)	(5,481,199)	(6,415,557)
Net increase (decrease) in net assets resulting from Contract transactions	(1,755)	(3,134)	(39,634,954)	(30,318,783)	(4,947,374)	(6,401,741)
Net increase (decrease) in net assets	(3,214)	8,283	20,302,845	34,945,557	20,199,425	3,951,133
Net Assets:
Beginning of year	57,870	49,587	261,214,721	226,269,164	51,053,864	47,102,731
End of year	$54,656	$57,870	$281,517,566	$261,214,721	$71,253,289	$51,053,864

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,390,131	$2,515,383	$7,849,780	$12,072,983	$(8,978)	$(32,715)	$(562,889)	$236,754
Net realized gains (losses)	286,305	(286,718)	28,209,593	4,858,766	(388,762)	1,866,529	9,681,945	12,574,697
Change in unrealized gains (losses) on investments	2,786,121	3,014,432	39,125,127	98,744,637	1,812,380	1,229,221	3,298,239	11,124,691
Net increase (decrease) in net assets resulting from operations	4,462,557	5,243,097	75,184,500	115,676,386	1,414,640	3,063,035	12,417,295	23,936,142
Contract Transactions:
Purchase payments received from Contract owners	124,347	220,665	399,012	207,898	42,377	41,392	937,456	1,005,131
Net transfers (including fixed account)	7,591,087	2,574,123	(19,151,762)	(11,791,822)	554,985	926,712	(2,676,303)	(1,854,222)
Contract charges	(627,887)	(694,814)	(10,714,610)	(11,346,377)	(121,712)	(145,568)	(643,517)	(718,693)
Transfers for Contract benefits and terminations	(10,478,393)	(14,315,743)	(78,778,097)	(77,253,420)	(1,858,934)	(2,591,872)	(11,924,345)	(13,454,986)
Net increase (decrease) in net assets resulting from Contract transactions	(3,390,846)	(12,215,769)	(108,245,457)	(100,183,721)	(1,383,284)	(1,769,336)	(14,306,709)	(15,022,770)
Net increase (decrease) in net assets	1,071,711	(6,972,672)	(33,060,957)	15,492,665	31,356	1,293,699	(1,889,414)	8,913,372
Net Assets:
Beginning of year	74,354,984	81,327,656	803,699,960	788,207,295	18,936,921	17,643,222	107,109,800	98,196,428
End of year	$75,426,695	$74,354,984	$770,639,003	$803,699,960	$18,968,277	$18,936,921	$105,220,386	$107,109,800

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,723,129)	$(1,897,056)	$7,762,640	$7,830,063	$1,688,540	$318,965
Net realized gains (losses)	172,776,482	78,617,917	78,086,344	7,415,422	6,958,191	9,418,963
Change in unrealized gains (losses) on investments	(48,166,763)	15,869,923	(46,068,839)	143,288,748	9,411,537	29,093,941
Net increase (decrease) in net assets resulting from operations	121,886,590	92,590,784	39,780,145	158,534,233	18,058,268	38,831,869
Contract Transactions:
Purchase payments received from Contract owners	4,950,774	5,976,940	637,273	446,277	1,932,064	2,227,473
Net transfers (including fixed account)	(54,502,976)	(13,010,605)	(2,857,384)	(1,276,939)	455,816	(4,713,814)
Contract charges	(2,651,438)	(2,861,151)	(11,532,770)	(12,111,379)	(722,941)	(814,004)
Transfers for Contract benefits and terminations	(50,155,264)	(60,285,423)	(79,072,598)	(81,418,407)	(15,477,356)	(21,104,066)
Net increase (decrease) in net assets resulting from Contract transactions	(102,358,904)	(70,180,239)	(92,825,479)	(94,360,448)	(13,812,417)	(24,404,411)
Net increase (decrease) in net assets	19,527,686	22,410,545	(53,045,334)	64,173,785	4,245,851	14,427,458
Net Assets:
Beginning of year	467,060,137	444,649,592	884,702,376	820,528,591	168,375,370	153,947,912
End of year	$486,587,823	$467,060,137	$831,657,042	$884,702,376	$172,621,221	$168,375,370

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(7,663,721)	$(5,193,811)	$1,602,289	$1,607,188	$4,535,533	$7,316,624	$17,008,900	$12,391,429
Net realized gains (losses)	153,359,181	101,980,573	5,970,985	600,969	(3,299,101)	(6,024,723)	3,510,190	(1,279,381)
Change in unrealized gains (losses) on investments	439,136,144	33,077,464	1,365,825	12,276,179	28,967,594	21,800,541	27,043,093	40,752,158
Net increase (decrease) in net assets resulting from operations	584,831,604	129,864,226	8,939,099	14,484,336	30,204,026	23,092,442	47,562,183	51,864,206
Contract Transactions:
Purchase payments received from Contract owners	5,635,010	6,142,870	19,619	47,910	2,151,448	2,370,863	5,059,209	6,189,828
Net transfers (including fixed account)	(38,986,130)	(8,899,013)	11,963,712	6,157,129	10,933,166	3,892,040	34,809,356	13,159,485
Contract charges	(618,806)	(516,964)	(1,240,540)	(1,162,001)	(2,615,019)	(2,849,692)	(4,909,464)	(5,359,326)
Transfers for Contract benefits and terminations	(54,419,213)	(42,848,305)	(6,906,384)	(7,680,578)	(37,429,568)	(48,426,223)	(82,551,445)	(108,372,981)
Net increase (decrease) in net assets resulting from Contract transactions	(88,389,139)	(46,121,412)	3,836,407	(2,637,540)	(26,959,973)	(45,013,012)	(47,592,344)	(94,382,994)
Net increase (decrease) in net assets	496,442,465	83,742,814	12,775,506	11,846,796	3,244,053	(21,920,570)	(30,161)	(42,518,788)
Net Assets:
Beginning of year	423,750,247	340,007,433	84,293,104	72,446,308	327,258,585	349,179,155	715,395,370	757,914,158
End of year	$920,192,712	$423,750,247	$97,068,610	$84,293,104	$330,502,638	$327,258,585	$715,365,209	$715,395,370

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,803,281	$1,846,847	$8,897,011	$7,544,782	$1,446,089	$986,073
Net realized gains (losses)	42,809,773	5,491,382	24,302,608	40,500,192	4,673,682	9,305,911
Change in unrealized gains (losses) on investments	(44,616,426)	138,174,665	14,978,644	67,284,467	4,092,403	15,190,143
Net increase (decrease) in net assets resulting from operations	1,996,628	145,512,894	48,178,263	115,329,441	10,212,174	25,482,127
Contract Transactions:
Purchase payments received from Contract owners	452,168	225,416	2,626,377	2,610,417	1,892,489	2,038,398
Net transfers (including fixed account)	(21,051,439)	(23,182,197)	(15,966,504)	(12,230,355)	(5,790,328)	(2,541,321)
Contract charges	(10,177,753)	(11,186,763)	(7,153,374)	(7,759,945)	(959,136)	(1,011,665)
Transfers for Contract benefits and terminations	(70,721,468)	(76,856,105)	(63,221,576)	(97,729,510)	(12,872,803)	(13,076,107)
Net increase (decrease) in net assets resulting from Contract transactions	(101,498,492)	(110,999,649)	(83,715,077)	(115,109,393)	(17,729,778)	(14,590,695)
Net increase (decrease) in net assets	(99,501,864)	34,513,245	(35,536,814)	220,048	(7,517,604)	10,891,432
Net Assets:
Beginning of year	802,843,446	768,330,201	680,226,971	680,006,923	138,322,296	127,430,864
End of year	$703,341,582	$802,843,446	$644,690,157	$680,226,971	$130,804,692	$138,322,296

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$15,535	$4,151	$(5,280,242)	$(5,560,003)	$4,288	$4,688	$840,222	$(305,954)
Net realized gains (losses)	3,920	52,011	51,803,519	86,982,240	16,400	(523)	16,916,428	11,978,822
Change in unrealized gains (losses) on investments	34,047	56,272	49,384,564	39,892,914	(2,902)	12,867	3,802,161	73,696,007
Net increase (decrease) in net assets resulting from operations	53,502	112,434	95,907,841	121,315,151	17,786	17,032	21,558,811	85,368,875
Contract Transactions:
Purchase payments received from Contract owners	932	2,873	6,364,380	7,135,506	—	—	3,232,576	3,732,581
Net transfers (including fixed account)	(82,633)	215,404	(33,270,264)	(17,032,434)	(10,722)	136,113	(2,159,042)	(9,292,023)
Contract charges	(36)	(46)	(1,883,211)	(2,079,281)	(2)	(2)	(1,095,497)	(1,274,070)
Transfers for Contract benefits and terminations	(11,768)	(13,941)	(46,231,297)	(54,904,806)	(195,025)	(150,865)	(31,543,793)	(43,941,710)
Net increase (decrease) in net assets resulting from Contract transactions	(93,505)	204,290	(75,020,392)	(66,881,015)	(205,749)	(14,754)	(31,565,756)	(50,775,222)
Net increase (decrease) in net assets	(40,003)	316,724	20,887,449	54,434,136	(187,963)	2,278	(10,006,945)	34,593,653
Net Assets:
Beginning of year	725,942	409,218	484,527,095	430,092,959	240,520	238,242	361,807,709	327,214,056
End of year	$685,939	$725,942	$505,414,544	$484,527,095	$52,557	$240,520	$351,800,764	$361,807,709

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Wells Capital Management Mid Cap Value Division		BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,207)	$(2,193)	$4,507,060	$5,722,869	$779,866	$(24,199)
Net realized gains (losses)	5,226	10,018	2,430,380	(1,086,935)	9,889,901	8,966,511
Change in unrealized gains (losses) on investments	(20,151)	88,754	17,153,359	18,826,412	17,623,238	22,444,859
Net increase (decrease) in net assets resulting from operations	(16,132)	96,579	24,090,799	23,462,346	28,293,005	31,387,171
Contract Transactions:
Purchase payments received from Contract owners	—	—	687,605	358,224	931,187	1,040,810
Net transfers (including fixed account)	(22,339)	(8,603)	75,174,345	30,093,768	(1,244,055)	(2,480,958)
Contract charges	(7)	(9)	(6,518,386)	(6,279,415)	(339,203)	(348,931)
Transfers for Contract benefits and terminations	(100,512)	(8,522)	(71,581,650)	(68,059,841)	(10,357,185)	(12,641,120)
Net increase (decrease) in net assets resulting from Contract transactions	(122,858)	(17,134)	(2,238,086)	(43,887,264)	(11,009,256)	(14,430,199)
Net increase (decrease) in net assets	(138,990)	79,445	21,852,713	(20,424,918)	17,283,749	16,956,972
Net Assets:
Beginning of year	368,958	289,513	376,497,264	396,922,182	123,603,248	106,646,276
End of year	$229,968	$368,958	$398,349,977	$376,497,264	$140,886,997	$123,603,248

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$8,026,392	$9,155,045	$(2,561,674)	$(2,366,185)	$189,931	$143,958	$4,742,568	$3,007,685
Net realized gains (losses)	1,424,032	(715,232)	35,489,561	40,823,183	69,509	212,191	6,662,956	5,325,712
Change in unrealized gains (losses) on investments	15,602,773	22,564,409	33,799,658	11,816,940	(761,962)	(66,778)	12,184,016	24,533,395
Net increase (decrease) in net assets resulting from operations	25,053,197	31,004,222	66,727,545	50,273,938	(502,522)	289,371	23,589,540	32,866,792
Contract Transactions:
Purchase payments received from Contract owners	3,000,255	3,149,187	2,143,896	2,183,565	157,528	615,540	2,104,951	2,632,662
Net transfers (including fixed account)	22,414,370	11,907,260	(8,578,450)	(4,113,483)	14,465,808	9,792,612	4,760,399	7,348,281
Contract charges	(1,911,579)	(2,032,761)	(951,732)	(996,715)	(481,466)	(463,649)	(2,450,958)	(2,607,707)
Transfers for Contract benefits and terminations	(44,199,935)	(50,890,243)	(21,900,122)	(24,993,256)	(11,146,935)	(15,615,135)	(38,435,664)	(54,200,802)
Net increase (decrease) in net assets resulting from Contract transactions	(20,696,889)	(37,866,557)	(29,286,408)	(27,919,889)	2,994,935	(5,670,632)	(34,021,272)	(46,827,566)
Net increase (decrease) in net assets	4,356,308	(6,862,335)	37,441,137	22,354,049	2,492,413	(5,381,261)	(10,431,732)	(13,960,774)
Net Assets:
Beginning of year	384,830,691	391,693,026	192,688,204	170,334,155	44,981,636	50,362,897	321,894,499	335,855,273
End of year	$389,186,999	$384,830,691	$230,129,341	$192,688,204	$47,474,049	$44,981,636	$311,462,767	$321,894,499

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$12,076,689	$8,582,710	$28,175,408	$22,830,820	$9,121,825	$8,601,170
Net realized gains (losses)	40,360,651	49,800,145	212,327,428	288,576,106	152,914,504	187,227,492
Change in unrealized gains (losses) on investments	23,436,358	65,082,764	99,879,881	217,905,244	60,188,388	129,654,338
Net increase (decrease) in net assets resulting from operations	75,873,698	123,465,619	340,382,717	529,312,170	222,224,717	325,483,000
Contract Transactions:
Purchase payments received from Contract owners	6,598,803	7,049,050	27,409,116	30,549,308	24,124,224	28,013,944
Net transfers (including fixed account)	(9,619,760)	(8,404,807)	(63,505,425)	(49,443,622)	(45,714,163)	(27,752,718)
Contract charges	(7,049,456)	(7,650,574)	(26,296,980)	(28,714,056)	(10,534,672)	(11,238,395)
Transfers for Contract benefits and terminations	(99,473,166)	(131,384,552)	(311,735,085)	(447,158,718)	(138,075,799)	(177,932,532)
Net increase (decrease) in net assets resulting from Contract transactions	(109,543,579)	(140,390,883)	(374,128,374)	(494,767,088)	(170,200,410)	(188,909,701)
Net increase (decrease) in net assets	(33,669,881)	(16,925,264)	(33,745,657)	34,545,082	52,024,307	136,573,299
Net Assets:
Beginning of year	908,735,683	925,660,947	3,165,966,352	3,131,421,270	1,670,394,964	1,533,821,665
End of year	$875,065,802	$908,735,683	$3,132,220,695	$3,165,966,352	$1,722,419,271	$1,670,394,964

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/Dimensional International Small Company Division		BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(648,717)	$(1,172,747)	$83,460	$(18,271)	$5,197,233	$5,150,865	$909,892	$999,695
Net realized gains (losses)	1,104,026	22,815,991	(167,783)	423,121	31,868,837	39,992,173	57,851,428	52,568,075
Change in unrealized gains (losses) on investments	8,080,216	14,827,912	593,647	1,067,987	48,657,548	62,262,103	(15,212,853)	75,569,821
Net increase (decrease) in net assets resulting from operations	8,535,525	36,471,156	509,324	1,472,837	85,723,618	107,405,141	43,548,467	129,137,591
Contract Transactions:
Purchase payments received from Contract owners	1,815,217	2,327,881	20,526	22,400	4,306,177	4,442,449	4,100,080	4,827,594
Net transfers (including fixed account)	(2,396,615)	(2,713,532)	(363,172)	(203,256)	(5,447,805)	(897,432)	(7,896,223)	(16,447,091)
Contract charges	(438,671)	(516,750)	(40,002)	(46,470)	(270,566)	(270,272)	(2,087,063)	(2,366,209)
Transfers for Contract benefits and terminations	(15,428,011)	(21,091,330)	(741,159)	(791,499)	(48,399,470)	(57,719,232)	(54,517,414)	(65,986,619)
Net increase (decrease) in net assets resulting from Contract transactions	(16,448,080)	(21,993,731)	(1,123,807)	(1,018,825)	(49,811,664)	(54,444,487)	(60,400,620)	(79,972,325)
Net increase (decrease) in net assets	(7,912,555)	14,477,425	(614,483)	454,012	35,911,954	52,960,654	(16,852,153)	49,165,266
Net Assets:
Beginning of year	186,211,530	171,734,105	7,739,398	7,285,386	574,717,552	521,756,898	520,632,824	471,467,558
End of year	$178,298,975	$186,211,530	$7,124,915	$7,739,398	$610,629,506	$574,717,552	$503,780,671	$520,632,824

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(5,925,076)	$(5,934,746)	$(2,823,468)	$(2,048,915)	$(1,648,415)	$(1,941,088)
Net realized gains (losses)	67,085,888	77,351,237	39,012,211	34,705,962	11,007,626	17,821,439
Change in unrealized gains (losses) on investments	74,213,352	56,953,993	69,169,806	21,893,810	6,382,559	17,213,486
Net increase (decrease) in net assets resulting from operations	135,374,164	128,370,484	105,358,549	54,550,857	15,741,770	33,093,837
Contract Transactions:
Purchase payments received from Contract owners	2,801,014	2,828,849	3,059,590	2,836,570	1,467,971	1,723,070
Net transfers (including fixed account)	(18,852,946)	(8,455,328)	(3,120,525)	(3,584,762)	(3,362,707)	(3,265,419)
Contract charges	(460,262)	(519,246)	(1,108,541)	(1,061,905)	(529,940)	(625,706)
Transfers for Contract benefits and terminations	(40,875,080)	(50,445,538)	(26,022,423)	(26,788,190)	(14,191,055)	(17,604,831)
Net increase (decrease) in net assets resulting from Contract transactions	(57,387,274)	(56,591,263)	(27,191,899)	(28,598,287)	(16,615,731)	(19,772,886)
Net increase (decrease) in net assets	77,986,890	71,779,221	78,166,650	25,952,570	(873,961)	13,320,951
Net Assets:
Beginning of year	494,555,658	422,776,437	211,338,418	185,385,848	157,396,600	144,075,649
End of year	$572,542,548	$494,555,658	$289,505,068	$211,338,418	$156,522,639	$157,396,600
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(676,408)	$(725,106)	$13,072,264	$17,115,682	$319,781	$(136,167)	$7,601,556	$5,840,232
Net realized gains (losses)	7,560,022	10,664,929	7,071,864	(1,121,173)	36,524,964	58,682,932	7,281,489	9,402,473
Change in unrealized gains (losses) on investments	9,885,408	3,049,705	31,503,576	50,141,578	22,452,963	46,963,956	16,429,135	67,122,990
Net increase (decrease) in net assets resulting from operations	16,769,022	12,989,528	51,647,704	66,136,087	59,297,708	105,510,721	31,312,180	82,365,695
Contract Transactions:
Purchase payments received from Contract owners	880,325	1,238,124	10,864,000	12,914,091	7,767,987	8,435,838	7,860,084	8,595,719
Net transfers (including fixed account)	(4,352,865)	(4,816,218)	49,566,755	33,868,624	(17,954,834)	(9,101,418)	8,010,588	(3,208,128)
Contract charges	(127,460)	(137,048)	(5,593,760)	(5,763,673)	(1,551,495)	(1,767,289)	(1,670,310)	(1,882,376)
Transfers for Contract benefits and terminations	(4,496,437)	(6,136,513)	(109,045,885)	(129,119,645)	(42,382,787)	(56,011,975)	(39,276,779)	(50,014,039)
Net increase (decrease) in net assets resulting from Contract transactions	(8,096,437)	9,851,655	(54,208,890)	(88,100,603)	(54,121,129)	(58,444,844)	(25,076,417)	(46,508,824)
Net increase (decrease) in net assets	8,672,585	3,137,873	(2,561,186)	(21,964,516)	5,176,579	47,065,877	6,235,763	35,856,871
Net Assets:
Beginning of year	57,340,292	54,202,419	952,097,631	974,062,147	500,876,128	453,810,251	460,668,541	424,811,670
End of year	$66,012,877	$57,340,292	$949,536,445	$952,097,631	$506,052,707	$500,876,128	$466,904,304	$460,668,541

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$39,630	$(652,985)	$16,665,539	$23,865,465	$1,237,643	$1,261,872
Net realized gains (losses)	26,713,820	40,157,546	316,872,651	360,303,625	6,383,046	6,661,877
Change in unrealized gains (losses) on investments	31,044,533	29,107,534	126,015,016	362,005,319	1,056,451	12,979,256
Net increase (decrease) in net assets resulting from operations	57,797,983	68,612,095	459,553,206	746,174,409	8,677,140	20,903,005
Contract Transactions:
Purchase payments received from Contract owners	5,454,391	6,008,560	31,569,454	34,822,360	1,164,619	1,832,449
Net transfers (including fixed account)	(20,416,201)	(5,242,046)	(101,965,375)	(85,323,679)	(2,731,520)	(1,161,310)
Contract charges	(827,113)	(924,789)	(6,187,543)	(6,740,639)	(347,189)	(387,431)
Transfers for Contract benefits and terminations	(26,100,918)	(35,159,265)	(265,605,717)	(321,195,823)	(12,780,101)	(14,940,451)
Net increase (decrease) in net assets resulting from Contract transactions	(41,889,841)	(35,317,540)	(342,189,181)	(378,437,781)	(14,694,191)	(14,656,743)
Net increase (decrease) in net assets	15,908,142	33,294,555	117,364,025	367,736,628	(6,017,051)	6,246,262
Net Assets:
Beginning of year	330,807,385	297,512,830	3,037,442,351	2,669,705,723	123,762,477	117,516,215
End of year	$346,715,527	$330,807,385	$3,154,806,376	$3,037,442,351	$117,745,426	$123,762,477

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,210,980	$3,197,436	$(3,180,128)	$(3,220,414)	$(7,488,830)	$(5,947,701)	$(4,820,183)	$(5,318,978)
Net realized gains (losses)	34,572,759	44,735,533	26,740,247	47,243,379	71,413,186	100,018,050	56,997,596	74,356,419
Change in unrealized gains (losses) on investments	(24,712,952)	111,976,103	36,614,576	24,540,804	137,503,730	57,457,041	39,472,994	48,190,740
Net increase (decrease) in net assets resulting from operations	13,070,787	159,909,072	60,174,695	68,563,769	201,428,086	151,527,390	91,650,407	117,228,181
Contract Transactions:
Purchase payments received from Contract owners	6,613,410	7,843,428	2,717,284	3,170,581	9,277,398	10,658,733	5,723,882	7,175,857
Net transfers (including fixed account)	5,460,026	(18,657,920)	(11,168,285)	(6,013,785)	(39,247,424)	(7,114,717)	(23,111,025)	(10,730,133)
Contract charges	(2,440,109)	(2,795,296)	(542,365)	(593,470)	(1,982,277)	(1,983,864)	(1,038,633)	(1,152,953)
Transfers for Contract benefits and terminations	(60,538,325)	(78,948,030)	(27,319,796)	(32,896,043)	(60,682,479)	(63,080,131)	(37,758,660)	(45,286,632)
Net increase (decrease) in net assets resulting from Contract transactions	(50,904,998)	(92,557,818)	(36,313,162)	(36,332,717)	(92,634,782)	(61,519,979)	(56,184,436)	(49,993,861)
Net increase (decrease) in net assets	(37,834,211)	67,351,254	23,861,533	32,231,052	108,793,304	90,007,411	35,465,971	67,234,320
Net Assets:
Beginning of year	665,585,348	598,234,094	287,729,651	255,498,599	629,369,388	539,361,977	455,812,251	388,577,931
End of year	$627,751,137	$665,585,348	$311,591,184	$287,729,651	$738,162,692	$629,369,388	$491,278,222	$455,812,251

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Van Eck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,711	$(232,746)	$17,726,545	$14,871,430	$2,078,549	$1,749,396
Net realized gains (losses)	(2,302,992)	(1,303,799)	360,637	2,049,280	221,649	(614,870)
Change in unrealized gains (losses) on investments	8,059,472	4,310,937	803,335	34,685,544	2,399,994	4,845,617
Net increase (decrease) in net assets resulting from operations	5,758,191	2,774,392	18,890,517	51,606,254	4,700,192	5,980,143
Contract Transactions:
Purchase payments received from Contract owners	26,155	30,728	3,585,553	4,441,596	1,059,588	1,334,070
Net transfers (including fixed account)	(1,910,189)	4,388,631	7,008,182	2,485,170	24,361,402	9,858,710
Contract charges	(289,933)	(316,879)	(1,551,192)	(1,727,353)	(742,576)	(782,848)
Transfers for Contract benefits and terminations	(2,764,136)	(4,064,904)	(41,946,718)	(56,629,726)	(20,397,844)	(23,119,699)
Net increase (decrease) in net assets resulting from Contract transactions	(4,938,103)	37,576	(32,904,175)	(51,430,313)	4,280,570	(12,709,767)
Net increase (decrease) in net assets	820,088	2,811,968	(14,013,658)	175,941	8,980,762	(6,729,624)
Net Assets:
Beginning of year	26,913,827	24,101,859	422,719,703	422,543,762	130,271,257	137,000,881
End of year	$27,733,915	$26,913,827	$408,706,045	$422,719,703	$139,252,019	$130,271,257

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division		Delaware VIP Small Cap Value Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(106)	$(103)	$176,206	$202,247	$(36,653)	$(40,086)	$3	$52
Net realized gains (losses)	6,569	3,790	2,455,032	2,382,549	462,013	742,479	32	275
Change in unrealized gains (losses) on investments	12,407	10,510	3,996,829	7,477,530	197,700	1,358,056	(53)	818
Net increase (decrease) in net assets resulting from operations	18,870	14,197	6,628,067	10,062,326	623,060	2,060,449	(18)	1,145
Contract Transactions:
Purchase payments received from Contract owners	—	—	1,075,029	1,225,788	174,517	224,887	—	—
Net transfers (including fixed account)	(2,002)	869	334,536	1,258,738	(568,593)	(130,364)	—	(7,781)
Contract charges	(3)	(3)	(22,187)	(21,315)	(424)	(520)	—	—
Transfers for Contract benefits and terminations	(743)	(1,288)	(5,331,249)	(4,252,701)	(736,394)	(1,251,366)	(2)	—
Net increase (decrease) in net assets resulting from Contract transactions	(2,748)	(422)	(3,943,871)	(1,789,490)	(1,130,894)	(1,157,363)	(2)	(7,781)
Net increase (decrease) in net assets	16,122	13,775	2,684,196	8,272,836	(507,834)	903,086	(20)	(6,636)
Net Assets:
Beginning of year	102,023	88,248	52,926,119	44,653,283	8,071,600	7,168,514	697	7,333
End of year	$118,145	$102,023	$55,610,315	$52,926,119	$7,563,766	$8,071,600	$677	$697

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Contrafund Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(6,380)	$(4,757)	$450,011	$599,201	$9,465	$29,456
Net realized gains (losses)	15,567	81,143	2,595,984	4,703,325	197,265	93,784
Change in unrealized gains (losses) on investments	185,696	97,587	(146,123)	10,253,112	287,105	225,482
Net increase (decrease) in net assets resulting from operations	194,883	173,973	2,899,872	15,555,638	493,835	348,722
Contract Transactions:
Purchase payments received from Contract owners	12,411	14,335	634,291	713,874	573,466	283,127
Net transfers (including fixed account)	(18,670)	(12,595)	(1,531,291)	(1,412,327)	648,700	1,451,789
Contract charges	(13)	(11)	(7,490)	(8,945)	(16)	(3)
Transfers for Contract benefits and terminations	(46,305)	(61,029)	(5,745,192)	(11,331,932)	(331,629)	(165,548)
Net increase (decrease) in net assets resulting from Contract transactions	(52,577)	(59,300)	(6,649,682)	(12,039,330)	890,521	1,569,365
Net increase (decrease) in net assets	142,306	114,673	(3,749,810)	3,516,308	1,384,356	1,918,087
Net Assets:
Beginning of year	717,804	603,131	67,252,015	63,735,707	2,956,078	1,037,991
End of year	$860,110	$717,804	$63,502,205	$67,252,015	$4,340,434	$2,956,078

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$14,207	$30,897	$6,393	$34,390	$663	$4,005	$(1,999)	$10,163
Net realized gains (losses)	209,592	67,109	233,135	160,779	45,409	5,507	110,041	23,548
Change in unrealized gains (losses) on investments	586,013	332,544	588,129	517,758	339,095	40,813	232,695	163,004
Net increase (decrease) in net assets resulting from operations	809,812	430,550	827,657	712,927	385,167	50,325	340,737	196,715
Contract Transactions:
Purchase payments received from Contract owners	498,053	298,198	989,812	415,304	435,685	116,527	654,135	329,176
Net transfers (including fixed account)	2,879,680	1,943,247	1,029,839	682,578	843,656	239,691	13,970	275,681
Contract charges	(6,080)	(3,520)	(556)	(88)	(574)	(62)	(477)	(196)
Transfers for Contract benefits and terminations	(714,163)	(143,459)	(725,356)	(454,880)	(94,985)	(12,931)	(393,431)	(2,333)
Net increase (decrease) in net assets resulting from Contract transactions	2,657,490	2,094,466	1,293,739	642,914	1,183,782	343,225	274,197	602,328
Net increase (decrease) in net assets	3,467,302	2,525,016	2,121,396	1,355,841	1,568,949	393,550	614,934	799,043
Net Assets:
Beginning of year	3,657,061	1,132,045	4,308,863	2,953,022	499,141	105,591	1,297,820	498,777
End of year	$7,124,363	$3,657,061	$6,430,259	$4,308,863	$2,068,090	$499,141	$1,912,754	$1,297,820

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division		Fidelity® VIP FundsManager 50% Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(948)	$6,799	$1,021	$11,194	$(1,960,126)	$(896,941)
Net realized gains (losses)	39,970	9,606	83,513	24,259	6,169,046	24,733,076
Change in unrealized gains (losses) on investments	271,505	84,279	584,987	147,540	21,870,120	13,945,384
Net increase (decrease) in net assets resulting from operations	310,527	100,684	669,521	182,993	26,079,040	37,781,519
Contract Transactions:
Purchase payments received from Contract owners	455,197	269,967	1,287,185	783,947	753,439	456,132
Net transfers (including fixed account)	309,242	377,348	864,434	92,766	—	—
Contract charges	(815)	(136)	(1,376)	(424)	—	—
Transfers for Contract benefits and terminations	(58,592)	(21,748)	(115,983)	(51,662)	(32,402,129)	(44,066,888)
Net increase (decrease) in net assets resulting from Contract transactions	705,032	625,431	2,034,260	824,627	(31,648,690)	(43,610,756)
Net increase (decrease) in net assets	1,015,559	726,115	2,703,781	1,007,620	(5,569,650)	(5,829,237)
Net Assets:
Beginning of year	851,015	124,900	1,369,729	362,109	252,823,113	258,652,350
End of year	$1,866,574	$851,015	$4,073,510	$1,369,729	$247,253,463	$252,823,113

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,041,045)	$(1,097,783)	$(33,396)	$53,199	$(932,307)	$(673,395)	$116,765	$155,830
Net realized gains (losses)	5,405,502	37,249,130	—	—	15,924,275	11,646,846	127,287	32,547
Change in unrealized gains (losses) on investments	24,261,562	3,383,565	—	—	24,009,460	16,096,876	510,938	565,337
Net increase (decrease) in net assets resulting from operations	27,626,019	39,534,912	(33,396)	53,199	39,001,428	27,070,327	754,990	753,714
Contract Transactions:
Purchase payments received from Contract owners	618,747	436,252	285,146	354,565	884,436	891,759	248,825	570,621
Net transfers (including fixed account)	—	—	1,412,672	462,554	(2,643,371)	(1,634,692)	1,030,767	402,139
Contract charges	—	—	—	—	(976)	(1,292)	(2,786)	(1,516)
Transfers for Contract benefits and terminations	(24,861,165)	(30,092,470)	(1,114,894)	(811,043)	(10,591,349)	(15,339,820)	(1,492,814)	(1,527,846)
Net increase (decrease) in net assets resulting from Contract transactions	(24,242,418)	(29,656,218)	582,924	6,076	(12,351,260)	(16,084,045)	(216,008)	(556,602)
Net increase (decrease) in net assets	3,383,601	9,878,694	549,528	59,275	26,650,168	10,986,282	538,982	197,112
Net Assets:
Beginning of year	239,540,942	229,662,248	5,414,916	5,355,641	98,544,772	87,558,490	9,006,440	8,809,328
End of year	$242,924,543	$239,540,942	$5,964,444	$5,414,916	$125,194,940	$98,544,772	$9,545,422	$9,006,440

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division		Ivy VIP Asset Strategy Division
	2020	2019	2020	2019	2020 (a)	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,949)	$(1,037)	$1,441	$141	$(13)	$15
Net realized gains (losses)	(612)	47,915	1,239	19,277	(84)	62
Change in unrealized gains (losses) on investments	71,216	39,891	4,954	(850)	102	321
Net increase (decrease) in net assets resulting from operations	68,655	86,769	7,634	18,568	5	398
Contract Transactions:
Purchase payments received from Contract owners	73	474	—	118	—	—
Net transfers (including fixed account)	3,304	2,223	—	(106,647)	15	13
Contract charges	—	—	—	—	(1)	(1)
Transfers for Contract benefits and terminations	(34,518)	(63,428)	(3)	(3)	(2,099)	(347)
Net increase (decrease) in net assets resulting from Contract transactions	(31,141)	(60,731)	(3)	(106,532)	(2,085)	(335)
Net increase (decrease) in net assets	37,514	26,038	7,631	(87,964)	(2,080)	63
Net Assets:
Beginning of year	444,178	418,140	47,307	135,271	2,080	2,017
End of year	$481,692	$444,178	$54,938	$47,307	$—	$2,080

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2020 and 2019

	Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,204)	$(900)	$50	$260	$457	$404	$(4,047)	$(3,219)
Net realized gains (losses)	12,871	17,027	3,345	3,409	1,200	7,316	38,744	62,538
Change in unrealized gains (losses) on investments	15,992	15,864	3,271	8,444	4,306	11,304	80,138	81,041
Net increase (decrease) in net assets resulting from operations	27,659	31,991	6,666	12,113	5,963	19,024	114,835	140,360
Contract Transactions:
Purchase payments received from Contract owners	1,494	1,425	585	563	—	—	15,780	11,771
Net transfers (including fixed account)	(2,220)	31,978	(5,702)	(1,355)	4,117	(3,387)	(66,210)	(8,082)
Contract charges	—	—	—	—	—	—	(10)	(3)
Transfers for Contract benefits and terminations	(1,079)	(39,007)	(2,507)	(3)	(3)	(4,097)	(19,556)	(170,755)
Net increase (decrease) in net assets resulting from Contract transactions	(1,805)	(5,604)	(7,624)	(795)	4,114	(7,484)	(69,996)	(167,069)
Net increase (decrease) in net assets	25,854	26,387	(958)	11,318	10,077	11,540	44,839	(26,709)
Net Assets:
Beginning of year	131,537	105,150	54,018	42,700	75,932	64,392	462,772	489,481
End of year	$157,391	$131,537	$53,060	$54,018	$86,009	$75,932	$507,611	$462,772

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(448)	$(167)	$448	$1,241	$76	$823
Net realized gains (losses)	6,179	1,951	(169)	(724)	712	3,006
Change in unrealized gains (losses) on investments	14,669	2,305	2,480	6,166	(2,704)	11,777
Net increase (decrease) in net assets resulting from operations	20,400	4,089	2,759	6,683	(1,916)	15,606
Contract Transactions:
Purchase payments received from Contract owners	4,644	3,018	—	—	132	138
Net transfers (including fixed account)	(6,558)	21,461	(2,570)	(48,695)	1,548	(2,622)
Contract charges	(4)	(1)	—	—	(25)	(28)
Transfers for Contract benefits and terminations	(271)	(78)	(1,601)	(1,499)	(7,712)	(6,494)
Net increase (decrease) in net assets resulting from Contract transactions	(2,189)	24,400	(4,171)	(50,194)	(6,057)	(9,006)
Net increase (decrease) in net assets	18,211	28,489	(1,412)	(43,511)	(7,973)	6,600
Net Assets:
Beginning of year	43,535	15,046	39,557	83,068	68,714	62,114
End of year	$61,746	$43,535	$38,145	$39,557	$60,741	$68,714

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2020 and 2019

	PIMCO VIT CommodityRealReturn® Strategy Division		PIMCO VIT Dynamic Bond Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,450	$1,031	$353	$1,009
Net realized gains (losses)	(994)	(1,262)	1,455	1,481
Change in unrealized gains (losses) on investments	(607)	3,495	(79)	228
Net increase (decrease) in net assets resulting from operations	(151)	3,264	1,729	2,718
Contract Transactions:
Purchase payments received from Contract owners	75	107	—	—
Net transfers (including fixed account)	1,118	1,140	641	544
Contract charges	(8)	(10)	(13)	(15)
Transfers for Contract benefits and terminations	(1,693)	(5,240)	(50,867)	(2,946)
Net increase (decrease) in net assets resulting from Contract transactions	(508)	(4,003)	(50,239)	(2,417)
Net increase (decrease) in net assets	(659)	(739)	(48,510)	301
Net Assets:
Beginning of year	34,970	35,709	85,343	85,042
End of year	$34,311	$34,970	$36,833	$85,343

(a) Had no assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,425	$1,762	$(34)	$16
Net realized gains (losses)	526	126	2,169	1,386
Change in unrealized gains (losses) on investments	519	5,832	4,523	5,277
Net increase (decrease) in net assets resulting from operations	2,470	7,720	6,658	6,679
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	1,712
Net transfers (including fixed account)	239	(532)	—	(4,576)
Contract charges	(13)	(13)	—	—
Transfers for Contract benefits and terminations	(13,490)	(9,177)	(4)	(4)
Net increase (decrease) in net assets resulting from Contract transactions	(13,264)	(9,722)	(4)	(2,868)
Net increase (decrease) in net assets	(10,794)	(2,002)	6,654	3,811
Net Assets:
Beginning of year	60,178	62,180	30,482	26,671
End of year	$49,384	$60,178	$37,136	$30,482

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Calvert Variable Series, Inc. ("Calvert")

Delaware VIP Trust ("Delaware VIP")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Ivy Variable Insurance Portfolios ("Ivy VIP")

Janus Aspen Series ("Janus Aspen")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of or during the year ended December 31, 2020:

American Funds® Bond Division

American Funds® Global Growth Division

American Funds® Global Small Capitalization
Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

BHFTI AB Global Dynamic Allocation Division

BHFTI American Funds® Balanced Allocation
Division (a)

BHFTI American Funds® Growth Allocation
Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI AQR Global Risk Balanced Division

BHFTI BlackRock Global Tactical Strategies Division

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Balanced Plus Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division (a)

BHFTI Brighthouse/Artisan International Division (b)

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Clarion Global Real Estate Division (a)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Continued)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Balanced-Risk Allocation Division

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PanAgora Global Diversified Risk Division

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI Schroders Global Multi-Asset Division

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Wells Capital Management Mid Cap Value Division

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond
Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value
Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII Van Eck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Delaware VIP Small Cap Value Division

Fidelity® VIP Contrafund Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Developing Markets VIP Division

Ivy VIP Asset Strategy Division (b)

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Core Plus Division

Morgan Stanley VIF Global Infrastructure Division

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

TAP 1919 Variable Socially Responsive Balanced Division

(a)  This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.

(b)  This Division's net assets went to zero during the year ended December 31, 2020 and is not included in the statements of assets and liabilities.

B. The following Division had no net assets during the year ended December 31, 2020:

FTVIPT Templeton Foreign VIP Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account's investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The global outbreak of the coronavirus (COVID-19) has caused significant volatility within the economic markets. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations, business, financial results, or financial condition.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Continued)

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2020.

Administrative	0.10	% - 0.50%
Mortality and Expense Risk	0.00	% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10	% - 0.35%
Preservation and Growth Rider	1.15	% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2020:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.50%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50	% - 1.00%
Enhanced Death Benefit	0.60	% - 1.15%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - 0.55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2020 and 2019.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
American Funds® Bond Division	7,486,658	83,016,777	20,249,088		14,468,512
American Funds® Global Growth Division	6,920	178,544	9,961		31,034
American Funds® Global Small Capitalization Division	15,048,857	319,728,496	34,262,650		83,720,769
American Funds® Growth Division	10,883,654	685,423,105	39,941,737		206,889,722
American Funds® Growth-Income Division	14,015,855	574,163,809	37,396,551		101,399,109
BHFTI AB Global Dynamic Allocation Division	99,153,483	1,045,449,108	97,244,151		179,571,456
BHFTI American Funds® Balanced Allocation Division	73,982,690	697,623,975	68,375,330		109,703,279
BHFTI American Funds® Growth Allocation Division	44,687,886	398,544,561	52,760,848		59,632,147
BHFTI American Funds® Growth Division	26,516,752	250,480,041	39,773,059		101,116,692
BHFTI American Funds® Moderate Allocation Division	74,079,325	695,733,768	52,513,664		101,999,297
BHFTI AQR Global Risk Balanced Division	112,383,758	1,116,360,504	117,749,769		129,210,490
BHFTI BlackRock Global Tactical Strategies Division	150,818,621	1,486,061,952	157,385,033		219,624,292
BHFTI BlackRock High Yield Division	56,930	429,605	56,669		64,783
BHFTI Brighthouse Asset Allocation 100 Division	19,122,006	218,301,685	34,858,605		31,722,742
BHFTI Brighthouse Balanced Plus Division	301,717,213	3,194,880,607	416,088,993		443,565,083
BHFTI Brighthouse Small Cap Value Division	1,172,806	16,447,537	2,478,458		2,698,589
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division	3,378,699	32,665,363	3,478,856		13,187,521
BHFTI Brighthouse/Artisan International Division	—	—	229	(a)	2,239	(a)
BHFTI Brighthouse/Eaton Vance Floating Rate Division	2,022,143	20,614,561	1,717,025		7,618,177
BHFTI Brighthouse/Franklin Low Duration Total Return Division	7,276,070	70,505,911	11,956,197		15,929,539
BHFTI Brighthouse/Templeton International Bond Division	604,408	6,285,823	1,074,900		972,637
BHFTI Brighthouse/Wellington Large Cap Research Division	47,216,066	570,228,763	59,546,672		89,344,544
BHFTI Clarion Global Real Estate Division	14,545,862	175,013,457	23,260,810		20,760,213
BHFTI Harris Oakmark International Division	31,866,770	415,154,246	62,467,802		77,526,456
BHFTI Invesco Balanced-Risk Allocation Division	44,062,322	440,105,835	46,758,711		66,076,230
BHFTI Invesco Comstock Division	4,284	60,234	7,892		6,173
BHFTI Invesco Global Equity Division	9,603,626	171,989,658	8,817,696		48,982,372
BHFTI Invesco Small Cap Growth Division	4,059,904	55,044,346	14,986,240		17,274,825
BHFTI JPMorgan Core Bond Division	7,003,412	73,085,233	12,418,336		14,419,026
BHFTI JPMorgan Global Active Allocation Division	58,962,437	654,729,754	36,791,574		117,590,758
BHFTI JPMorgan Small Cap Value Division	1,230,059	17,382,243	2,661,274		4,053,520
BHFTI Loomis Sayles Global Allocation Division	5,514,699	80,032,035	10,685,519		19,070,558
BHFTI Loomis Sayles Growth Division	34,991,976	446,021,440	174,274,597		115,608,879
BHFTI MetLife Multi-Index Targeted Risk Division	65,176,888	759,720,417	91,815,444		106,074,864
BHFTI MFS® Research International Division	12,546,258	140,466,239	15,145,448		21,908,002
BHFTI Morgan Stanley Discovery Division	19,869,294	351,114,840	132,037,195		137,750,333
BHFTI PanAgora Global Diversified Risk Division	8,219,190	87,584,079	21,294,577		10,461,678
BHFTI PIMCO Inflation Protected Bond Division	30,737,794	330,015,009	36,655,121		59,079,545
BHFTI PIMCO Total Return Division	58,063,637	683,539,367	87,678,455		118,261,883
BHFTI Schroders Global Multi-Asset Division	56,584,204	659,848,207	51,005,347		110,727,374
BHFTI SSGA Growth and Income ETF Division	52,115,078	573,541,654	41,131,647		94,495,353
BHFTI SSGA Growth ETF Division	10,454,537	116,303,047	10,729,202		22,190,260
BHFTI T. Rowe Price Large Cap Value Division	24,094	662,637	434,437		434,313
BHFTI T. Rowe Price Mid Cap Growth Division	44,727,918	428,121,526	67,095,879		96,783,539
BHFTI TCW Core Fixed Income Division	4,749	48,217	7,142		208,609
BHFTI Victory Sycamore Mid Cap Value Division	18,816,275	320,792,441	35,735,068		47,538,450
BHFTI Wells Capital Management Mid Cap Value Division	18,698	215,332	39,394		145,313
BHFTI Western Asset Management Government Income Division	35,346,053	382,094,136	60,207,437		57,938,466
BHFTII Baillie Gifford International Stock Division	8,997,723	99,839,400	14,940,678		18,114,603
BHFTII BlackRock Bond Income Division	3,464,379	369,699,488	48,973,058		61,643,541

(a)  Had no net assets at December 31, 2020.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS — (Continued)

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
BHFTII BlackRock Capital Appreciation Division	4,531,209	154,662,574	41,781,661		48,986,396
BHFTII BlackRock Ultra-Short Term Bond Division	473,527	47,718,529	19,456,269		16,271,386
BHFTII Brighthouse Asset Allocation 20 Division	27,187,900	296,038,865	29,119,099		51,693,567
BHFTII Brighthouse Asset Allocation 40 Division	73,860,644	810,135,318	71,326,395		129,107,834
BHFTII Brighthouse Asset Allocation 60 Division	251,094,591	2,784,603,818	278,562,983		421,269,582
BHFTII Brighthouse Asset Allocation 80 Division	124,559,898	1,459,009,486	184,009,970		200,596,346
BHFTII Brighthouse/Artisan Mid Cap Value Division	773,925	163,812,067	13,577,601		27,180,820
BHFTII Brighthouse/Dimensional International Small Company Division	577,857	7,400,419	1,084,536		1,856,464
BHFTII Brighthouse/Wellington Balanced Division	27,665,575	484,707,643	42,607,969		62,857,165
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	14,850,550	439,484,236	68,615,003		75,984,608
BHFTII Frontier Mid Cap Growth Division	13,285,809	381,159,663	58,173,959		67,907,456
BHFTII Jennison Growth Division	13,026,208	195,971,131	67,859,640		72,045,239
BHFTII Loomis Sayles Small Cap Core Division	614,711	141,276,706	19,622,459		25,438,809
BHFTII Loomis Sayles Small Cap Growth Division	4,336,449	53,664,499	12,271,741		13,549,888
BHFTII MetLife Aggregate Bond Index Division	83,749,365	907,981,951	123,483,537		164,620,147
BHFTII MetLife Mid Cap Stock Index Division	26,988,532	405,721,769	63,017,008		86,423,663
BHFTII MetLife MSCI EAFE® Index Division	31,946,289	379,180,745	40,398,782		55,638,703
BHFTII MetLife Russell 2000® Index Division	15,721,778	249,590,805	42,470,254		66,676,300
BHFTII MetLife Stock Index Division	53,130,609	1,977,898,807	297,666,379		438,643,665
BHFTII MFS® Total Return Division	674,614	100,483,000	11,087,925		19,692,780
BHFTII MFS® Value Division	40,668,307	601,843,999	69,850,393		80,291,708
BHFTII Neuberger Berman Genesis Division	13,145,677	221,426,178	25,594,108		45,518,004
BHFTII T. Rowe Price Large Cap Growth Division	26,141,839	529,687,465	79,640,119		127,784,973
BHFTII T. Rowe Price Small Cap Growth Division	19,167,942	354,798,191	63,832,447		78,650,263
BHFTII Van Eck Global Natural Resources Division	2,716,353	27,611,448	3,388,415		8,324,808
BHFTII Western Asset Management Strategic Bond Opportunities Division	29,675,403	381,600,184	39,547,176		54,724,783
BHFTII Western Asset Management U.S. Government Division	11,581,784	138,242,648	36,135,367		29,776,239
BlackRock Global Allocation V.I. Division	7,253	106,096	8,208		4,496
Calvert VP SRI Balanced Division	22,067,591	44,216,558	5,220,103		7,393,833
Calvert VP SRI Mid Cap Division	221,811	6,695,488	659,601		1,332,949
Delaware VIP Small Cap Value Division	20	695	41		8
Fidelity® VIP Contrafund Division	18,406	580,962	14,513		69,531
Fidelity® VIP Equity-Income Division	2,656,997	57,919,936	4,207,208		7,640,168
Fidelity® VIP Freedom 2020 Division	290,914	3,859,535	1,866,528		787,345
Fidelity® VIP Freedom 2025 Division	426,865	6,236,681	4,169,121		1,320,206
Fidelity® VIP Freedom 2030 Division	384,356	5,330,723	2,797,693		1,277,017
Fidelity® VIP Freedom 2035 Division	76,285	1,700,616	1,374,996		158,444
Fidelity® VIP Freedom 2040 Division	74,139	1,523,740	925,015		582,352
Fidelity® VIP Freedom 2045 Division	72,069	1,526,775	851,692		102,271
Fidelity® VIP Freedom 2050 Division	174,755	3,358,159	2,262,934		149,943
Fidelity® VIP FundsManager 50% Division	18,234,031	216,323,815	7,884,055		36,273,273
Fidelity® VIP FundsManager 60% Division	21,403,043	218,029,035	8,061,688		28,661,287
Fidelity® VIP Government Money Market Division	5,964,445	5,964,445	2,667,870		2,118,342
Fidelity® VIP Growth Division	1,215,485	63,153,381	11,647,133		14,761,617
Fidelity® VIP Investment Grade Bond Division	677,461	8,794,604	2,041,751		2,137,570
Fidelity® VIP Mid Cap Division	12,918	398,614	4,652		37,739
FTVIPT Templeton Developing Markets VIP Division	4,721	36,490	2,999		400
Ivy VIP Asset Strategy Division	—	—	60	(a)	2151	(a)
Janus Henderson Enterprise Division	1,800	115,512	22,267		14,564
LMPVET ClearBridge Variable Appreciation Division	1,029	39,405	2,449		8,458

(a)  Had no net assets at December 31, 2020.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS — (Concluded)

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET ClearBridge Variable Dividend Strategy Division	3,892	65,864	7,768	2,516
LMPVET ClearBridge Variable Large Cap Growth Division	13,458	324,976	34,404	90,242
LMPVET ClearBridge Variable Small Cap Growth Division	1,687	43,480	11,466	9,730
LMPVIT Western Asset Core Plus Division	6,123	35,780	787	4,507
Morgan Stanley VIF Global Infrastructure Division	7,891	60,623	4,036	9,033
PIMCO VIT CommodityRealReturn® Strategy Division	5,711	42,070	3,215	2,271
PIMCO VIT Dynamic Bond Division	3,479	35,598	3,043	52,375
PIMCO VIT Emerging Markets Bond Division	3,675	46,970	4,748	16,359
TAP 1919 Variable Socially Responsive Balanced Division	1,069	29,905	2,384	294

(a)  Had no net assets at December 31, 2020.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2020 and 2019:

	American Funds® Bond Division		American Funds® Global Growth Division		American Funds® Global Small Capitalization Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	4,042,100	4,211,306	34,762	48,260	8,707,173	10,120,809
Units issued and transferred from other funding options	1,289,885	670,273	594	1,057	630,914	428,967
Units redeemed and transferred to other funding options	(1,091,980)	(839,479)	(4,172)	(14,555)	(1,958,647)	(1,842,603)
Units end of year	4,240,005	4,042,100	31,184	34,762	7,379,440	8,707,173
	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	45,337,707	51,701,013	23,820,328	25,965,628	13,396,429	16,299,179
Units issued and transferred from other funding options	2,636,455	2,747,523	1,882,072	1,266,344	892,813	1,025,210
Units redeemed and transferred to other funding options	(7,598,453)	(9,110,829)	(4,030,218)	(3,411,644)	(4,249,338)	(3,927,960)
Units end of year	40,375,709	45,337,707	21,672,182	23,820,328	10,039,904	13,396,429
	BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division		BHFTI Brighthouse Balanced Plus Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	45,780	36,446	9,271,704	10,018,424	212,617,604	237,803,627
Units issued and transferred from other funding options	6,032	14,229	799,905	778,452	9,802,112	6,025,734
Units redeemed and transferred to other funding options	(3,311)	(4,895)	(1,618,066)	(1,525,172)	(33,210,869)	(31,211,757)
Units end of year	48,501	45,780	8,453,543	9,271,704	189,208,847	212,617,604
	BHFTI Brighthouse/ Eaton Vance Floating Rate Division		BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,151,505	2,481,218	7,151,707	7,585,943	432,512	489,079
Units issued and transferred from other funding options	197,365	229,372	1,702,347	1,612,818	99,996	59,554
Units redeemed and transferred to other funding options	(754,782)	(559,085)	(2,269,834)	(2,047,054)	(110,876)	(116,121)
Units end of year	1,594,088	2,151,505	6,584,220	7,151,707	421,632	432,512

(a) Had no assets at December 31, 2020.

	American Funds® Growth Division		American Funds® Growth-Income Division		BHFTI AB Global Dynamic Allocation Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,560,095	2,922,123	2,980,149	3,405,907	89,425,360	102,653,570
Units issued and transferred from other funding options	220,178	151,724	208,521	152,048	1,862,183	870,837
Units redeemed and transferred to other funding options	(536,275)	(513,752)	(533,242)	(577,806)	(13,068,126)	(14,099,047)
Units end of year	2,243,998	2,560,095	2,655,428	2,980,149	78,219,417	89,425,360
	BHFTI American Funds® Moderate Allocation Division		BHFTI AQR Global Risk Balanced Division		BHFTI BlackRock Global Tactical Strategies Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	48,048,192	54,921,254	79,861,505	91,641,725	117,923,351	135,196,017
Units issued and transferred from other funding options	1,303,118	1,619,384	2,310,214	1,112,229	3,128,847	1,339,723
Units redeemed and transferred to other funding options	(6,718,809)	(8,492,446)	(11,802,077)	(12,892,449)	(17,502,553)	(18,612,389)
Units end of year	42,632,501	48,048,192	70,369,642	79,861,505	103,549,645	117,923,351
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division		BHFTI Brighthouse/Artisan International Division
	2020	2019	2020	2019	2020 (a)	2019
Units beginning of year	507,130	568,395	3,782,564	4,595,166	169	208
Units issued and transferred from other funding options	88,010	38,087	561,725	311,680	13	9
Units redeemed and transferred to other funding options	(102,548)	(99,352)	(1,296,362)	(1,124,282)	(182)	(48)
Units end of year	492,592	507,130	3,047,927	3,782,564	—	169
	BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI Clarion Global Real Estate Division		BHFTI Harris Oakmark International Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	8,991,065	10,177,126	8,161,374	9,504,197	13,819,826	15,932,818
Units issued and transferred from other funding options	385,958	259,230	1,478,193	555,270	3,134,776	1,286,850
Units redeemed and transferred to other funding options	(1,411,247)	(1,445,291)	(1,682,651)	(1,898,093)	(3,884,653)	(3,399,842)
Units end of year	7,965,776	8,991,065	7,956,916	8,161,374	13,069,949	13,819,826

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	351,901,497	401,048,107	6,188	6,957	15,182,482	16,358,866
Units issued and transferred from other funding options	13,478,804	10,424,111	626	165	1,981,053	2,187,380
Units redeemed and transferred to other funding options	(59,568,045)	(59,570,721)	(326)	(934)	(3,679,908)	(3,363,764)
Units end of year	305,812,256	351,901,497	6,488	6,188	13,483,627	15,182,482
	BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	808,325	876,517	4,334,728	4,983,673	21,007,586	24,657,864
Units issued and transferred from other funding options	236,827	136,336	438,446	384,120	1,004,760	1,592,871
Units redeemed and transferred to other funding options	(277,084)	(204,528)	(1,014,063)	(1,033,065)	(5,495,465)	(5,243,149)
Units end of year	768,068	808,325	3,759,111	4,334,728	16,516,881	21,007,586
	BHFTI PanAgora Global Diversified Risk Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	64,915,547	67,228,731	20,971,534	23,939,621	36,674,056	41,842,651
Units issued and transferred from other funding options	15,577,244	10,882,009	3,855,134	2,100,645	6,814,561	3,904,769
Units redeemed and transferred to other funding options	(12,856,189)	(13,195,193)	(5,600,554)	(5,068,732)	(9,251,857)	(9,073,364)
Units end of year	67,636,602	64,915,547	19,226,114	20,971,534	34,236,760	36,674,056
	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	33,084	20,996	16,418,378	19,059,742	22,517	23,865
Units issued and transferred from other funding options	35,014	13,057	1,895,616	1,580,099	—	13,466
Units redeemed and transferred to other funding options	(39,417)	(969)	(4,332,510)	(4,221,463)	(17,944)	(14,814)
Units end of year	28,681	33,084	13,981,484	16,418,378	4,573	22,517

(a) Had no assets at December 31, 2020.

	BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,335,510	1,509,587	6,207,730	7,254,348	534,476,737	605,342,000
Units issued and transferred from other funding options	406,831	193,080	1,653,001	1,181,810	12,674,579	10,205,581
Units redeemed and transferred to other funding options	(536,408)	(367,157)	(1,952,404)	(2,228,428)	(84,897,077)	(81,070,844)
Units end of year	1,205,933	1,335,510	5,908,327	6,207,730	462,254,239	534,476,737
	BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	572,965,706	638,887,551	8,765,910	10,106,842	11,049,927	12,304,050
Units issued and transferred from other funding options	29,801,011	21,541,522	756,847	388,620	1,812,636	1,368,628
Units redeemed and transferred to other funding options	(91,146,454)	(87,463,367)	(1,486,598)	(1,729,552)	(3,274,736)	(2,622,751)
Units end of year	511,620,263	572,965,706	8,036,159	8,765,910	9,587,827	11,049,927
	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	524,050,033	601,844,418	35,242,960	41,641,734	6,956,479	7,753,198
Units issued and transferred from other funding options	17,333,512	7,874,018	861,871	929,551	377,341	247,499
Units redeemed and transferred to other funding options	(86,200,923)	(85,668,403)	(5,323,566)	(7,328,325)	(1,322,619)	(1,044,218)
Units end of year	455,182,622	524,050,033	30,781,265	35,242,960	6,011,201	6,956,479
	BHFTI Victory Sycamore Mid Cap Value Division		BHFTI Wells Capital Management Mid Cap Value Division		BHFTI Western Asset Management Government Income Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	7,872,022	9,098,703	11,942	12,534	32,564,019	36,441,983
Units issued and transferred from other funding options	781,986	365,663	765	47	10,415,587	4,186,285
Units redeemed and transferred to other funding options	(1,457,433)	(1,592,344)	(5,354)	(639)	(10,604,103)	(8,064,249)
Units end of year	7,196,575	7,872,022	7,353	11,942	32,375,503	32,564,019

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	6,117,346	6,925,281	7,472,189	8,252,602	4,262,514	4,857,860
Units issued and transferred from other funding options	603,330	297,682	1,222,384	742,879	571,791	453,331
Units redeemed and transferred to other funding options	(1,158,086)	(1,105,617)	(1,670,786)	(1,523,292)	(1,071,578)	(1,048,677)
Units end of year	5,562,590	6,117,346	7,023,787	7,472,189	3,762,727	4,262,514
	BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	157,596,785	183,867,868	76,334,895	85,633,821	3,807,667	4,305,631
Units issued and transferred from other funding options	3,761,127	4,644,425	2,283,827	2,231,120	372,989	160,672
Units redeemed and transferred to other funding options	(22,568,973)	(30,915,508)	(10,262,523)	(11,530,046)	(691,759)	(658,636)
Units end of year	138,788,939	157,596,785	68,356,199	76,334,895	3,488,897	3,807,667
	BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	5,529,994	6,195,073	11,874,095	13,877,939	3,029,622	3,400,873
Units issued and transferred from other funding options	188,139	173,738	3,790,995	2,194,603	233,914	119,221
Units redeemed and transferred to other funding options	(784,852)	(838,817)	(5,085,207)	(4,198,447)	(555,755)	(490,472)
Units end of year	4,933,281	5,529,994	10,579,883	11,874,095	2,707,781	3,029,622
	BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	25,852,531	28,690,901	8,484,812	9,453,823	29,028,565	33,091,820
Units issued and transferred from other funding options	3,677,350	1,816,465	1,413,138	768,332	2,507,005	1,619,091
Units redeemed and transferred to other funding options	(4,939,364)	(4,654,835)	(2,366,145)	(1,737,343)	(5,673,954)	(5,682,346)
Units end of year	24,590,517	25,852,531	7,531,805	8,484,812	25,861,616	29,028,565

(a) Had no assets at December 31, 2020.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	3,255,640	3,622,610	19,652,658	22,770,094	49,796,769	57,833,464
Units issued and transferred from other funding options	1,209,912	986,149	1,950,902	1,698,788	1,628,804	1,553,899
Units redeemed and transferred to other funding options	(1,223,350)	(1,353,119)	(4,002,131)	(4,816,224)	(7,635,513)	(9,590,594)
Units end of year	3,242,202	3,255,640	17,601,429	19,652,658	43,790,060	49,796,769
	BHFTII Brighthouse/ Dimensional International Small Company Division		BHFTII Brighthouse/ Wellington Balanced Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	299,239	342,338	8,451,244	9,307,629	8,239,874	9,569,314
Units issued and transferred from other funding options	51,604	35,445	300,489	265,973	491,188	428,911
Units redeemed and transferred to other funding options	(94,645)	(78,544)	(1,016,405)	(1,122,358)	(1,471,590)	(1,758,351)
Units end of year	256,198	299,239	7,735,328	8,451,244	7,259,472	8,239,874
	BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,127,099	2,501,161	51,794,175	56,750,323	12,674,256	14,264,640
Units issued and transferred from other funding options	261,748	239,418	11,098,031	5,972,698	1,865,654	995,164
Units redeemed and transferred to other funding options	(533,352)	(613,480)	(14,071,413)	(10,928,846)	(3,072,850)	(2,585,548)
Units end of year	1,855,495	2,127,099	48,820,793	51,794,175	11,467,060	12,674,256
	BHFTII MFS® Total Return Division		BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	2,894,622	3,322,036	47,345,124	52,559,197	7,645,037	8,679,175
Units issued and transferred from other funding options	180,941	150,322	8,106,642	4,741,036	466,818	382,726
Units redeemed and transferred to other funding options	(540,337)	(577,736)	(9,532,495)	(9,955,109)	(1,378,626)	(1,416,864)
Units end of year	2,535,226	2,894,622	45,919,271	47,345,124	6,733,229	7,645,037

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2020 and 2019:

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division		BHFTII Van Eck Global Natural Resources Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	15,477,657	17,216,055	8,620,361	9,657,475	2,701,656	2,687,622
Units issued and transferred from other funding options	2,187,373	1,840,284	980,571	729,318	721,981	721,008
Units redeemed and transferred to other funding options	(4,354,716)	(3,578,682)	(2,031,932)	(1,766,432)	(1,098,747)	(706,974)
Units end of year	13,310,314	15,477,657	7,569,000	8,620,361	2,324,890	2,701,656
	Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division		Delaware VIP Small Cap Value Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,030,290	1,063,592	109,291	126,305	448	5,992
Units issued and transferred from other funding options	88,215	90,694	3,333	5,443	—	317
Units redeemed and transferred to other funding options	(163,938)	(123,996)	(20,515)	(22,457)	—	(5,861)
Units end of year	954,567	1,030,290	92,109	109,291	448	448
	Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	158,625	58,278	178,878	149,868	15,788	4,218
Units issued and transferred from other funding options	187,895	116,366	111,619	51,580	45,487	13,020
Units redeemed and transferred to other funding options	(76,223)	(16,019)	(57,634)	(22,570)	(5,125)	(1,450)
Units end of year	270,297	158,625	232,863	178,878	56,150	15,788
	Fidelity® VIP FundsManager 50% Division		Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	15,805,863	18,690,885	15,189,665	17,207,125	330,518	330,351
Units issued and transferred from other funding options	44,436	33,995	39,161	49,199	205,387	161,519
Units redeemed and transferred to other funding options	(2,017,075)	(2,919,017)	(1,579,803)	(2,066,659)	(169,548)	(161,352)
Units end of year	13,833,224	15,805,863	13,649,023	15,189,665	366,357	330,518

(a) Had no assets at December 31, 2020.

	BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	12,363,002	13,731,347	7,078,457	7,773,582	4,191	4,210
Units issued and transferred from other funding options	1,453,040	1,279,420	2,751,545	1,234,628	14	38
Units redeemed and transferred to other funding options	(2,461,901)	(2,647,765)	(2,447,768)	(1,929,753)	(124)	(57)
Units end of year	11,354,141	12,363,002	7,382,234	7,078,457	4,081	4,191
	Fidelity® VIP Contrafund Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	66,654	72,718	1,544,624	1,815,376	135,554	56,275
Units issued and transferred from other funding options	1,104	1,684	26,275	30,454	78,246	99,330
Units redeemed and transferred to other funding options	(5,793)	(7,748)	(218,996)	(301,206)	(38,747)	(20,051)
Units end of year	61,965	66,654	1,351,903	1,544,624	175,053	135,554
	Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	39,636	19,309	26,012	4,811	41,247	13,729
Units issued and transferred from other funding options	29,397	20,565	27,393	21,987	70,240	31,424
Units redeemed and transferred to other funding options	(19,275)	(238)	(4,891)	(786)	(6,894)	(3,906)
Units end of year	49,758	39,636	48,514	26,012	104,593	41,247
	Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	744,359	879,956	240,865	255,936	51,631	59,331
Units issued and transferred from other funding options	25,138	14,854	64,829	35,782	523	350
Units redeemed and transferred to other funding options	(106,043)	(150,451)	(70,114)	(50,853)	(4,219)	(8,050)
Units end of year	663,454	744,359	235,580	240,865	47,935	51,631

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2020 and 2019:

	FTVIPT Templeton Developing Markets VIP Division		Ivy VIP Asset Strategy Division		Janus Henderson Enterprise Division
	2020	2019	2020 (a)	2019	2020	2019
Units beginning of year	24,767	88,922	110	128	10,195	10,917
Units issued and transferred from other funding options	—	197	3	5	1,204	3,237
Units redeemed and transferred to other funding options	—	(64,352)	(113)	(23)	(1,071)	(3,959)
Units end of year	24,767	24,767	—	110	10,328	10,195
	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	8,421	3,651	10,910	25,469	4,476	5,120
Units issued and transferred from other funding options	1,620	4,864	—	415	220	103
Units redeemed and transferred to other funding options	(1,594)	(94)	(1,198)	(14,974)	(640)	(747)
Units end of year	8,447	8,421	9,712	10,910	4,056	4,476

	TAP 1919 Variable Socially Responsive Balanced Division
	2020	2019
Units beginning of year	4,540	4,988
Units issued and transferred from other funding options	—	304
Units redeemed and transferred to other funding options	—	(752)
Units end of year	4,540	4,540

(a) Had no assets at December 31, 2020.

	LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	5,773	5,873	41,412	45,798	92,711	128,203
Units issued and transferred from other funding options	64	67	3,544	94	4,012	4,353
Units redeemed and transferred to other funding options	(852)	(167)	(995)	(4,480)	(18,032)	(39,845)
Units end of year	4,985	5,773	43,961	41,412	78,691	92,711
	PIMCO VIT CommodityRealReturn® Strategy Division		PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	5,237	5,859	8,103	8,338	5,135	6,000
Units issued and transferred from other funding options	255	271	117	62	211	319
Units redeemed and transferred to other funding options	(340)	(893)	(4,839)	(297)	(1,334)	(1,184)
Units end of year	5,152	5,237	3,381	8,103	4,012	5,135

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2020:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Bond	2020	4,240,005	1.19 - 25.20	87,818,399	2.17	0.50 - 2.10	7.45 - 9.02
Division	2019	4,042,100	1.09 - 23.11	77,224,066	2.59	0.50 - 2.10	7.09 - 8.65
	2018	4,211,306	1.01 - 21.27	74,861,593	2.31	0.50 - 2.15	(2.84) - (1.36)
	2017	4,884,182	1.03 - 21.56	88,742,232	1.88	0.50 - 2.15	1.31 - 3.00
	2016	5,189,712	1.01 - 20.94	92,324,388	1.67	0.50 - 2.15	0.60 - 2.28
American Funds® Global	2020	31,184	9.04	281,770	0.35	0.90	29.29
Growth Division	2019	34,762	6.99	242,935	1.14	0.90	34.06
(Commenced 10/31/2013 and	2018	48,260	5.21	251,565	0.60	0.90	(9.86)
began transactions in 2016)	2017	64,628	5.78	373,749	0.53	0.90	30.30
	2016	124,565	4.44	552,875	1.37	0.90	(0.28)
American Funds® Global	2020	7,379,440	6.36 - 77.12	474,942,195	0.17	0.50 - 2.50	26.51 - 28.88
Small Capitalization Division	2019	8,707,173	4.98 - 59.90	437,123,606	0.15	0.50 - 2.50	28.27 - 30.67
	2018	10,120,809	3.85 - 45.89	391,323,313	0.08	0.50 - 2.50	(12.77) - (11.13)
	2017	11,417,354	4.37 - 51.69	501,546,451	0.43	0.50 - 2.50	22.80 - 25.08
	2016	12,941,976	3.53 - 41.36	458,931,633	0.24	0.50 - 2.50	(0.42) - 1.44
American Funds® Growth	2020	2,243,998	3.43 - 822.93	1,297,004,971	0.32	0.50 - 2.35	48.54 - 50.94
Division	2019	2,560,095	2.30 - 545.20	1,023,148,092	0.73	0.50 - 2.35	27.74 - 29.80
	2018	2,922,123	1.79 - 420.04	911,540,508	0.42	0.50 - 2.35	(2.58) - (1.00)
	2017	3,364,829	1.82 - 424.27	1,071,645,690	0.49	0.50 - 2.35	25.32 - 27.34
	2016	3,811,794	1.44 - 333.19	963,320,699	0.76	0.50 - 2.35	6.95 - 8.67
American Funds®	2020	2,655,428	28.02 - 383.50	766,106,526	1.35	0.50 - 2.35	10.90 - 12.69
Growth-Income Division	2019	2,980,149	25.08 - 340.30	767,275,578	1.62	0.50 - 2.35	23.21 - 25.19
	2018	3,405,907	20.20 - 271.82	704,784,793	1.35	0.50 - 2.35	(4.08) - (2.52)
	2017	3,958,831	20.90 - 278.86	845,856,636	1.36	0.50 - 2.35	19.55 - 21.47
	2016	4,507,518	17.35 - 229.57	798,505,698	1.46	0.50 - 2.35	8.88 - 10.69
BHFTI AB Global Dynamic	2020	78,219,417	14.53 - 16.01	1,236,443,892	1.77	1.10 - 2.10	3.88 - 4.92
Allocation Division	2019	89,425,360	13.99 - 15.26	1,348,392,149	3.46	1.10 - 2.10	15.62 - 16.78
	2018	102,653,570	12.10 - 13.07	1,327,086,693	1.66	1.10 - 2.10	(8.91) - (7.99)
	2017	116,190,138	13.28 - 14.20	1,634,691,183	1.48	1.10 - 2.10	11.26 - 12.38
	2016	127,172,700	11.94 - 12.64	1,594,255,019	1.59	1.10 - 2.10	1.44 - 2.46
BHFTI American Funds®	2020	40,375,709	2.03 - 22.68	813,811,656	1.72	0.50 - 2.10	13.16 - 15.09
Balanced Allocation Division	2019	45,337,707	1.77 - 19.71	800,925,855	1.80	0.50 - 2.10	17.04 - 19.11
	2018	51,701,013	1.50 - 16.55	773,156,170	1.46	0.50 - 2.10	(6.31) - (4.58)
	2017	58,085,561	1.59 - 17.34	919,484,643	1.49	0.50 - 2.10	14.44 - 16.44
	2016	62,532,762	1.38 - 14.89	854,544,975	1.62	0.50 - 2.10	5.57 - 7.34
BHFTI American Funds®	2020	21,672,182	2.20 - 24.15	473,694,389	1.56	0.50 - 2.15	14.43 - 16.34
Growth Allocation Division	2019	23,820,328	1.90 - 20.76	451,501,018	1.68	0.50 - 2.15	21.01 - 23.02
	2018	25,965,628	1.56 - 16.87	403,169,471	1.21	0.50 - 2.15	(7.78) - (6.24)
	2017	28,757,029	1.67 - 17.99	479,556,343	1.24	0.50 - 2.15	18.77 - 20.74
	2016	30,410,462	1.44 - 14.90	423,353,677	1.31	0.50 - 2.15	6.64 - 8.42

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2020	10,039,904	3.82 - 38.93	374,416,489	0.84	0.95 - 2.25	48.25 - 50.20
Growth Division	2019	13,396,429	2.55 - 25.92	333,656,449	0.44	0.95 - 2.25	27.44 - 29.11
	2018	16,299,179	1.98 - 20.08	315,250,770	0.39	0.95 - 2.25	(2.73) - (1.44)
	2017	20,103,266	2.01 - 20.37	395,973,373	0.40	0.95 - 2.25	25.06 - 26.70
	2016	23,833,859	1.59 - 16.08	371,921,161	0.30	0.95 - 2.25	6.67 - 8.07
BHFTI American Funds®	2020	42,632,501	1.91 - 20.11	778,574,010	1.89	0.50 - 2.10	10.64 - 12.43
Moderate Allocation Division	2019	48,048,192	1.71 - 17.88	786,219,704	1.98	0.50 - 2.10	13.74 - 15.58
	2018	54,921,254	1.48 - 15.47	782,649,526	1.73	0.50 - 2.10	(5.43) - (3.90)
	2017	63,563,450	1.55 - 16.10	949,575,557	1.77	0.50 - 2.10	10.62 - 12.40
	2016	70,805,087	1.38 - 14.32	943,720,963	1.91	0.50 - 2.10	4.79 - 6.48
BHFTI AQR Global Risk	2020	70,369,642	11.86 - 13.38	929,413,643	2.35	1.10 - 2.05	0.93 - 1.89
Balanced Division	2019	79,861,505	11.66 - 13.13	1,036,049,545	2.95	1.10 - 2.05	17.48 - 18.61
	2018	91,641,725	9.84 - 11.07	1,003,736,398	0.38	1.10 - 2.05	(8.26) - (7.38)
	2017	104,234,505	10.64 - 11.96	1,234,346,275	1.71	1.10 - 2.10	7.53 - 8.60
	2016	115,858,295	9.81 - 11.01	1,265,046,973	—	1.10 - 2.15	6.64 - 7.77
BHFTI BlackRock Global	2020	103,549,645	13.87 - 15.28	1,562,480,869	1.58	1.10 - 2.10	2.14 - 3.17
Tactical Strategies Division	2019	117,923,351	13.58 - 14.82	1,726,223,549	0.19	1.10 - 2.10	18.12 - 19.31
	2018	135,196,017	11.50 - 12.42	1,660,961,194	1.42	1.10 - 2.10	(9.12) - (8.20)
	2017	151,440,679	12.70 - 13.53	2,029,561,004	0.67	1.10 - 2.05	11.02 - 12.07
	2016	166,138,266	11.44 - 12.07	1,989,443,856	1.45	1.10 - 2.05	2.31 - 3.29
BHFTI BlackRock High Yield	2020	48,501	3.89 - 36.97	449,845	5.34	0.90 - 1.60	5.80 - 6.79
Division	2019	45,780	3.65 - 34.77	449,626	5.89	0.90 - 1.60	13.03 - 14.02
	2018	36,446	3.21 - 30.61	389,657	4.97	0.90 - 1.60	(4.42) - (3.46)
	2017	33,615	3.33 - 31.86	413,602	5.40	0.90 - 1.60	6.05 - 7.10
	2016	35,582	3.12 - 29.89	331,029	5.83	0.90 - 1.60	12.17 - 13.24
BHFTI Brighthouse Asset	2020	8,453,543	2.93 - 53.89	254,598,524	1.26	0.50 - 2.00	16.55 - 18.32
Allocation 100 Division	2019	9,271,704	2.49 - 45.81	237,520,246	1.63	0.50 - 2.05	24.90 - 26.85
	2018	10,018,424	1.97 - 36.34	204,491,233	1.12	0.50 - 2.05	(11.90) - (10.52)
	2017	10,787,709	2.14 - 40.84	248,628,040	1.34	0.50 - 2.05	20.45 - 22.32
	2016	11,416,804	1.76 - 33.59	218,682,416	2.39	0.50 - 2.05	6.77 - 8.43
BHFTI Brighthouse Balanced	2020	189,208,847	17.28 - 19.13	3,572,331,763	2.35	1.10 - 2.15	10.12 - 11.29
Plus Division	2019	212,617,604	15.69 - 17.19	3,610,425,443	2.03	1.10 - 2.15	20.94 - 22.21
	2018	237,803,627	12.98 - 14.07	3,308,331,916	1.67	1.10 - 2.15	(9.34) - (8.38)
	2017	254,482,460	14.31 - 15.35	3,869,437,236	1.55	1.10 - 2.15	15.82 - 17.04
	2016	267,191,129	12.36 - 13.12	3,476,074,955	2.87	1.10 - 2.15	6.06 - 7.18
BHFTI Brighthouse Small Cap	2020	492,592	3.69 - 39.75	17,064,278	1.34	0.50 - 1.55	(2.11) - (1.07)
Value Division	2019	507,130	3.74 - 40.18	17,894,741	0.89	0.50 - 1.60	26.73 - 28.13
	2018	568,395	2.93 - 31.36	15,380,952	1.04	0.50 - 1.60	(16.59) - (15.66)
	2017	611,465	3.49 - 37.18	19,791,285	0.91	0.50 - 1.55	9.99 - 11.14
	2016	648,258	3.15 - 33.45	18,727,164	1.05	0.50 - 1.55	29.24 - 30.60
BHFTI Brighthouse/Aberdeen	2020	3,047,927	1.70 - 16.31	47,234,562	2.07	0.90 - 2.25	24.46 - 26.53
Emerging Markets Equity	2019	3,782,564	1.35 - 12.93	46,669,817	1.65	0.90 - 2.25	18.06 - 19.90
Division	2018	4,595,166	1.12 - 10.81	47,553,441	2.60	0.90 - 2.25	(16.10) - (14.69)
	2017	4,781,863	1.32 - 12.72	58,423,937	1.09	0.90 - 2.25	25.48 - 27.44
	2016	5,375,922	1.03 - 10.01	51,521,589	0.97	0.90 - 2.25	9.02 - 10.83

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Artisan	2020	—	13.13	—	1.13	1.35	6.22
International Division	2019	169	12.36	2,090	1.19	1.35	28.15
(Had no net assets at	2018	208	9.65	2,006	1.22	1.35	(12.11)
December 31, 2020)	2017	256	10.98	2,810	1.08	1.35	29.58
	2016	313	8.47	2,647	0.90	1.35	(10.49)
BHFTI Brighthouse/Eaton	2020	1,594,088	11.75 - 12.94	19,938,279	4.67	1.10 - 2.00	0.04 - 0.94
Vance Floating Rate Division	2019	2,151,505	11.69 - 12.81	26,783,935	4.58	1.10 - 2.05	4.86 - 5.86
	2018	2,481,218	11.15 - 12.11	29,267,597	3.53	1.10 - 2.05	(1.74) - (0.79)
	2017	2,489,148	11.34 - 12.20	29,625,659	3.78	1.10 - 2.05	1.58 - 2.55
	2016	2,268,533	11.17 - 11.90	26,476,747	3.80	1.10 - 2.05	7.05 - 8.07
BHFTI Brighthouse/Franklin	2020	6,584,220	9.66 - 11.17	68,394,975	3.39	0.50 - 2.00	0.10 - 1.61
Low Duration Total Return	2019	7,151,707	9.65 - 11.00	73,642,877	3.32	0.50 - 2.00	2.56 - 4.11
Division	2018	7,585,943	9.23 - 10.56	75,568,731	1.77	0.50 - 2.25	(1.81) - (0.07)
	2017	8,361,024	9.56 - 10.57	83,966,094	1.43	0.50 - 2.00	(0.67) - 0.83
	2016	8,173,168	9.63 - 10.48	82,027,391	2.92	0.50 - 2.00	1.09 - 2.62
BHFTI Brighthouse/Templeton	2020	421,632	10.71 - 12.11	4,944,012	6.25	0.95 - 2.00	(7.78) - (6.80)
International Bond Division	2019	432,512	11.62 - 13.00	5,449,838	8.38	0.95 - 2.00	(0.84) - 0.21
	2018	489,079	11.71 - 12.97	6,165,086	—	0.95 - 2.00	(1.01) - 0.04
	2017	589,796	11.83 - 12.96	7,449,814	—	0.95 - 2.00	(1.84) - (0.80)
	2016	610,154	12.06 - 13.07	7,790,764	—	0.95 - 2.00	(1.12) - (0.08)
BHFTI	2020	7,965,776	3.34 - 691.83	805,727,887	1.11	0.00 - 2.50	19.31 - 22.37
Brighthouse/Wellington Large	2019	8,991,065	2.76 - 565.38	741,294,779	1.12	0.00 - 2.50	28.77 - 32.17
Cap Research Division	2018	10,177,126	2.12 - 427.76	636,225,847	1.00	0.00 - 2.50	(8.49) - (6.08)
	2017	11,512,938	2.28 - 455.44	764,291,187	1.05	0.00 - 2.50	19.14 - 22.18
	2016	12,937,320	1.89 - 372.76	703,695,885	2.40	0.00 - 2.50	5.78 - 8.59
BHFTI Clarion Global Real	2020	7,956,916	2.24 - 23.97	166,520,792	4.52	0.50 - 2.25	(7.14) - (5.40)
Estate Division	2019	8,161,374	2.38 - 25.37	182,528,745	3.08	0.50 - 2.25	22.03 - 24.29
	2018	9,504,197	1.93 - 20.43	172,053,744	5.96	0.50 - 2.25	(10.69) - (8.95)
	2017	10,875,352	2.13 - 22.47	218,280,039	3.47	0.50 - 2.25	8.29 - 10.26
	2016	12,014,777	1.94 - 20.39	220,012,334	2.09	0.50 - 2.25	(1.37) - 0.50
BHFTI Harris Oakmark	2020	13,069,949	3.19 - 37.66	418,249,872	3.30	0.50 - 2.25	2.77 - 4.68
International Division	2019	13,819,826	3.06 - 36.01	425,579,613	2.21	0.50 - 2.25	21.75 - 24.03
	2018	15,932,818	2.48 - 29.06	398,451,152	1.72	0.50 - 2.25	(25.67) - (24.23)
	2017	16,803,885	3.29 - 38.42	554,231,973	1.64	0.50 - 2.25	27.54 - 29.94
	2016	19,261,195	2.55 - 29.60	494,276,831	2.14	0.50 - 2.25	5.77 - 7.73
BHFTI Invesco Balanced-Risk	2020	305,812,256	1.34 - 1.44	436,657,575	5.45	1.15 - 2.00	7.95 - 8.87
Allocation Division	2019	351,901,497	1.24 - 13.34	461,843,455	—	1.10 - 2.00	13.00 - 14.02
	2018	401,048,107	1.10 - 11.70	462,317,377	1.17	1.10 - 2.00	(8.30) - (7.46)
	2017	445,688,739	1.19 - 1.25	556,009,732	3.73	1.15 - 2.10	7.72 - 8.75
	2016	454,902,610	1.10 - 1.15	522,371,527	0.15	1.15 - 2.10	9.40 - 10.44
BHFTI Invesco Comstock	2020	6,488	1.54 - 23.03	54,656	2.16	0.90 - 1.35	(1.84) - (1.40)
Division	2019	6,188	1.56 - 23.40	57,870	2.13	0.90 - 1.35	23.28 - 23.84
	2018	6,957	1.26 - 18.94	49,587	0.65	0.90 - 1.35	(13.34) - (12.95)
	2017	10,379	1.45 - 21.80	47,958	2.63	0.90 - 1.35	16.44 - 16.97
	2016	7,061	1.24 - 18.67	14,408	2.45	0.90 - 1.35	15.73 - 16.25

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Global Equity	2020	13,483,627	2.07 - 57.62	281,517,566	0.77	0.50 - 2.15	24.93 - 27.09
Division	2019	15,182,482	1.63 - 45.47	261,214,721	0.91	0.50 - 2.15	28.83 - 31.06
	2018	16,358,866	1.25 - 34.80	226,269,164	1.10	0.50 - 2.15	(14.96) - (13.53)
	2017	15,776,074	1.44 - 40.36	282,853,081	0.99	0.50 - 2.15	33.90 - 36.24
	2016	16,415,762	1.07 - 29.72	240,714,689	1.03	0.50 - 2.15	(1.85) - (0.16)
BHFTI Invesco Small Cap	2020	1,205,933	6.01 - 70.81	71,253,289	—	0.50 - 2.15	53.58 - 55.98
Growth Division	2019	1,335,510	3.89 - 45.40	51,053,864	—	0.50 - 2.15	21.80 - 23.79
	2018	1,509,587	3.17 - 36.68	47,102,731	—	0.50 - 2.25	(11.08) - (9.50)
	2017	1,615,884	3.53 - 40.53	56,474,486	—	0.50 - 2.15	22.78 - 24.71
	2016	1,830,196	2.85 - 32.50	51,145,397	—	0.50 - 2.25	8.96 - 10.88
BHFTI JPMorgan Core Bond	2020	5,908,327	11.14 - 13.02	75,426,695	3.23	1.10 - 2.00	5.75 - 6.71
Division	2019	6,207,730	10.49 - 12.21	74,354,984	4.54	1.10 - 2.05	6.02 - 7.03
	2018	7,254,348	9.85 - 11.41	81,327,656	2.73	1.10 - 2.05	(2.02) - (1.08)
	2017	8,421,961	10.01 - 11.54	95,678,197	2.47	1.10 - 2.05	1.22 - 2.18
	2016	8,737,449	9.84 - 11.30	97,321,513	2.82	1.10 - 2.25	(0.04) - 1.11
BHFTI JPMorgan Global	2020	462,254,239	1.55 - 16.87	770,639,003	2.30	1.10 - 2.05	9.94 - 11.00
Active Allocation Division	2019	534,476,737	1.41 - 15.20	803,699,960	2.74	1.10 - 2.05	14.54 - 15.63
	2018	605,342,000	1.23 - 13.14	788,207,295	1.62	1.10 - 2.05	(9.08) - (8.21)
	2017	606,636,328	1.35 - 14.32	861,680,922	2.54	1.10 - 2.10	14.24 - 15.38
	2016	658,264,125	1.18 - 12.41	811,489,227	2.12	1.10 - 2.10	0.76 - 1.78
BHFTI JPMorgan Small Cap	2020	768,068	2.80 - 26.10	18,968,277	1.20	0.90 - 2.00	4.01 - 5.39
Value Division	2019	808,325	2.65 - 24.86	18,936,921	1.09	0.90 - 2.05	16.73 - 18.46
	2018	876,517	2.24 - 21.10	17,643,222	1.08	0.90 - 2.05	(15.67) - (14.54)
	2017	1,036,634	2.62 - 24.78	24,628,939	1.13	0.90 - 2.05	1.22 - 2.70
	2016	1,149,179	2.55 - 24.25	26,497,515	1.60	0.90 - 2.05	27.86 - 29.68
BHFTI Loomis Sayles Global	2020	3,759,111	2.47 - 29.88	105,220,386	0.69	0.50 - 2.00	12.51 - 14.21
Allocation Division	2019	4,334,728	2.18 - 26.32	107,109,800	1.49	0.50 - 2.05	24.94 - 26.89
	2018	4,983,673	1.73 - 20.87	98,196,428	1.86	0.50 - 2.25	(7.50) - (5.86)
	2017	5,880,789	1.85 - 22.30	124,432,486	1.39	0.50 - 2.25	20.24 - 22.36
	2016	6,761,244	1.53 - 18.33	117,860,066	1.68	0.50 - 2.25	2.45 - 4.25
BHFTI Loomis Sayles Growth	2020	16,516,881	2.57 - 586.63	486,587,823	0.65	0.50 - 2.25	29.28 - 31.68
Division	2019	21,007,586	1.97 - 445.88	467,060,137	0.84	0.50 - 2.25	20.82 - 23.03
	2018	24,657,864	1.61 - 362.64	444,649,592	0.61	0.50 - 2.25	(9.14) - (7.41)
	2017	29,749,965	1.75 - 392.14	575,606,365	0.75	0.50 - 2.25	15.78 - 17.93
	2016	34,182,457	1.49 - 332.84	556,843,925	0.43	0.50 - 2.25	0.40 - 2.32
BHFTI MetLife Multi-Index	2020	511,620,263	1.51 - 16.43	831,657,042	2.19	0.90 - 2.10	4.34 - 5.60
Targeted Risk Division	2019	572,965,706	1.45 - 15.59	884,702,376	2.14	0.90 - 2.10	19.18 - 20.62
	2018	638,887,551	1.22 - 12.95	820,528,591	1.75	0.90 - 2.10	(9.12) - (8.02)
	2017	689,687,735	1.34 - 14.11	966,194,514	1.47	0.90 - 2.10	13.15 - 14.51
	2016	733,282,833	1.18 - 12.35	900,136,783	1.32	0.90 - 2.10	2.19 - 3.43
BHFTI MFS® Research	2020	8,036,159	2.32 - 27.15	172,621,221	2.31	0.50 - 2.15	10.65 - 12.45
International Division	2019	8,765,910	2.08 - 24.14	168,375,370	1.41	0.50 - 2.15	25.74 - 27.67
	2018	10,106,842	1.64 - 18.92	153,947,912	2.02	0.50 - 2.25	(15.92) - (14.43)
	2017	11,333,543	1.94 - 22.16	202,267,389	1.80	0.50 - 2.15	25.62 - 27.52
	2016	13,120,940	1.53 - 17.41	185,265,721	2.07	0.50 - 2.15	(2.89) - (1.37)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Morgan Stanley	2020	9,587,827	8.93 - 109.37	920,192,712	—	0.50 - 2.25	147.48 - 151.85
Discovery Division	2019	11,049,927	3.58 - 43.43	423,750,247	—	0.50 - 2.25	37.01 - 39.43
	2018	12,304,050	2.59 - 31.15	340,007,433	—	0.50 - 2.25	7.69 - 9.60
	2017	13,380,312	2.38 - 28.42	339,623,699	0.30	0.50 - 2.25	36.81 - 39.22
	2016	14,691,729	1.72 - 20.41	269,357,054	—	0.50 - 2.25	(10.50) - (8.92)
BHFTI PanAgora Global	2020	67,636,602	1.36 - 1.44	97,068,610	3.14	1.15 - 2.00	9.63 - 10.57
Diversified Risk Division	2019	64,915,547	1.24 - 1.31	84,293,104	3.24	1.15 - 2.00	19.58 - 20.60
	2018	67,228,731	1.04 - 1.08	72,446,308	—	1.15 - 2.00	(9.43) - (8.65)
	2017	80,775,666	1.15 - 1.19	95,392,815	—	1.15 - 2.00	10.37 - 11.31
	2016	74,593,960	1.04 - 1.06	79,219,064	2.54	1.15 - 2.00	8.92 - 9.85
BHFTI PIMCO Inflation	2020	19,226,114	1.18 - 20.08	330,502,638	2.68	0.50 - 2.15	9.16 - 11.13
Protected Bond Division	2019	20,971,534	1.07 - 18.07	327,258,585	3.41	0.50 - 2.15	5.97 - 7.79
	2018	23,939,621	0.99 - 16.77	349,179,155	1.60	0.50 - 2.25	(4.59) - (2.76)
	2017	28,145,710	1.02 - 17.24	425,983,675	1.56	0.50 - 2.25	1.17 - 3.14
	2016	29,444,296	1.00 - 16.72	435,880,990	—	0.50 - 2.25	2.65 - 4.49
BHFTI PIMCO Total Return	2020	34,236,760	2.09 - 24.71	715,365,209	3.69	0.50 - 2.25	6.09 - 8.12
Division	2019	36,674,056	1.95 - 22.89	715,395,370	2.93	0.50 - 2.25	6.05 - 7.98
	2018	41,842,651	1.82 - 21.21	757,914,158	1.39	0.50 - 2.25	(2.46) - (0.62)
	2017	49,441,770	1.85 - 21.36	908,315,454	1.78	0.50 - 2.25	2.18 - 4.10
	2016	52,424,443	1.80 - 20.54	925,935,319	2.59	0.50 - 2.25	0.33 - 2.18
BHFTI Schroders Global	2020	455,182,622	1.43 - 15.67	703,341,582	1.77	0.90 - 2.10	(0.02) - 1.19
Multi-Asset Division	2019	524,050,033	1.43 - 15.51	802,843,446	1.47	0.90 - 2.10	18.97 - 20.40
	2018	601,844,418	1.21 - 12.91	768,330,201	1.66	0.90 - 2.10	(11.32) - (6.23)
	2017	395,258,412	1.36 - 14.41	564,139,933	0.79	1.10 - 2.10	11.93 - 13.05
	2016	424,763,788	1.21 - 12.75	537,033,268	1.41	1.10 - 2.15	3.41 - 4.50
BHFTI SSGA Growth and	2020	30,781,265	18.35 - 23.43	644,690,157	2.68	0.50 - 2.10	7.54 - 9.28
Income ETF Division	2019	35,242,960	17.06 - 21.44	680,226,971	2.33	0.50 - 2.10	17.12 - 19.01
	2018	41,641,734	14.57 - 18.01	680,006,923	2.33	0.50 - 2.10	(8.47) - (6.99)
	2017	49,193,853	15.92 - 19.37	869,542,351	2.43	0.50 - 2.10	13.46 - 15.28
	2016	55,792,678	14.03 - 16.80	861,727,162	2.36	0.50 - 2.10	3.59 - 5.26
BHFTI SSGA Growth ETF	2020	6,011,201	19.05 - 24.32	130,804,692	2.42	0.50 - 2.10	8.44 - 10.20
Division	2019	6,956,479	17.56 - 22.07	138,322,296	1.97	0.50 - 2.10	19.90 - 21.83
	2018	7,753,198	14.65 - 18.11	127,430,864	2.02	0.50 - 2.10	(10.65) - (9.20)
	2017	8,624,728	16.40 - 19.95	157,056,020	2.10	0.50 - 2.10	17.16 - 19.04
	2016	9,414,590	14.15 - 16.76	145,066,205	2.15	0.50 - 2.00	4.76 - 6.35
BHFTI T. Rowe Price Large	2020	28,681	12.81 - 120.39	685,939	3.00	0.90 - 1.60	1.23 - 1.95
Cap Value Division	2019	33,084	12.57 - 118.33	725,942	1.95	0.90 - 1.60	24.51 - 25.38
	2018	20,996	10.02 - 94.56	409,218	1.80	0.90 - 1.60	(10.61) - (9.98)
	2017	23,096	11.13 - 105.25	578,718	2.07	0.90 - 1.60	15.10 - 15.90
	2016	22,303	9.61 - 90.99	441,526	2.66	0.90 - 1.60	14.10 - 14.90
BHFTI T. Rowe Price Mid Cap	2020	13,981,484	3.56 - 63.81	505,414,544	0.08	0.50 - 2.25	21.15 - 23.30
Growth Division	2019	16,418,378	2.91 - 51.83	484,527,095	0.08	0.50 - 2.25	28.15 - 30.41
	2018	19,059,742	2.25 - 39.81	430,092,959	—	0.50 - 2.25	(4.38) - (2.68)
	2017	21,768,491	2.33 - 41.02	506,160,540	—	0.50 - 2.25	21.98 - 24.12
	2016	23,983,678	1.90 - 33.09	451,415,560	—	0.50 - 2.25	3.85 - 5.69

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI TCW Core Fixed Income	2020	4,573	11.46 - 11.56	52,557	3.20	1.20 - 1.35	7.67 - 7.83
Division	2019	22,517	10.64 - 10.77	240,520	3.06	1.10 - 1.35	6.94 - 7.20
	2018	23,865	9.95 - 10.01	238,242	2.32	1.20 - 1.35	(1.28) - (1.13)
	2017	25,274	10.02 - 10.12	255,408	1.60	1.20 - 1.60	1.19 - 1.59
	2016	31,998	9.90 - 9.97	318,472	0.70	1.20 - 1.60	0.59 - 0.99
BHFTI Victory Sycamore Mid	2020	7,196,575	4.83 - 58.28	351,800,764	1.51	0.50 - 2.25	5.24 - 7.10
Cap Value Division	2019	7,872,022	4.55 - 54.42	361,807,709	1.16	0.50 - 2.25	26.12 - 28.34
	2018	9,098,703	3.57 - 42.40	327,214,056	0.64	0.50 - 2.25	(12.16) - (10.60)
	2017	10,507,414	4.03 - 47.43	424,806,982	0.99	0.50 - 2.25	7.05 - 8.93
	2016	11,613,954	3.73 - 43.54	432,480,626	0.71	0.50 - 2.25	12.93 - 14.93
BHFTI Wells Capital	2020	7,353	29.85 - 32.44	229,968	0.89	1.10 - 1.60	1.08 - 1.59
Management Mid Cap Value	2019	11,942	29.53 - 31.93	368,958	0.66	1.10 - 1.60	33.38 - 34.05
Division	2018	12,534	22.14 - 23.82	289,513	0.97	1.10 - 1.60	(14.68) - (14.24)
	2017	12,681	25.94 - 27.78	342,503	1.05	1.10 - 1.60	9.04 - 9.58
	2016	13,137	23.79 - 25.35	324,307	0.87	1.10 - 1.60	11.39 - 11.95
BHFTI Western Asset	2020	32,375,503	11.33 - 12.42	398,349,977	2.38	1.15 - 2.10	5.43 - 6.44
Management Government	2019	32,564,019	10.75 - 11.67	376,497,264	2.73	1.15 - 2.10	5.26 - 6.26
Income Division	2018	36,441,983	10.21 - 10.98	396,922,182	2.79	1.15 - 2.10	(2.15) - (1.21)
	2017	41,565,748	10.44 - 11.12	458,735,090	2.20	1.15 - 2.10	0.47 - 1.43
	2016	47,006,535	10.39 - 10.99	511,947,386	2.08	1.10 - 2.10	(0.79) - 0.21
BHFTII Baillie Gifford	2020	5,562,590	2.62 - 32.11	140,886,997	1.90	0.95 - 2.10	23.73 - 25.38
International Stock Division	2019	6,117,346	2.10 - 25.61	123,603,248	1.23	0.95 - 2.15	29.75 - 31.57
	2018	6,925,281	1.60 - 19.47	106,646,276	1.06	0.95 - 2.25	(19.05) - (17.80)
	2017	7,456,089	1.96 - 23.68	139,877,341	1.13	0.95 - 2.25	31.90 - 33.88
	2016	8,556,834	1.47 - 17.69	120,269,128	1.51	0.95 - 2.15	2.97 - 4.39
BHFTII BlackRock Bond	2020	7,023,787	7.83 - 98.08	389,186,999	3.39	0.50 - 2.25	5.92 - 7.89
Income Division	2019	7,472,189	7.31 - 90.99	384,830,691	3.61	0.50 - 2.25	7.12 - 9.12
	2018	8,252,602	6.74 - 83.47	391,693,026	3.25	0.50 - 2.25	(2.84) - (1.00)
	2017	9,495,090	6.86 - 84.41	455,410,535	2.99	0.50 - 2.25	1.54 - 3.43
	2016	10,189,467	6.68 - 81.69	470,040,574	3.06	0.50 - 2.25	0.58 - 2.46
BHFTII BlackRock Capital	2020	3,762,727	12.02 - 141.17	230,129,341	—	0.50 - 2.25	37.18 - 39.75
Appreciation Division	2019	4,262,514	8.66 - 101.12	192,688,204	0.02	0.50 - 2.25	29.57 - 31.99
	2018	4,857,860	6.61 - 76.69	170,334,155	0.01	0.50 - 2.25	(0.11) - 1.76
	2017	5,314,588	6.54 - 75.43	187,945,552	0.01	0.50 - 2.25	30.61 - 33.07
	2016	5,990,155	4.95 - 56.76	162,149,281	—	0.50 - 2.25	(2.37) - (0.56)
BHFTII BlackRock	2020	3,242,202	2.33 - 24.90	47,474,049	1.72	0.90 - 2.00	(1.80) - (0.47)
Ultra-Short Term Bond	2019	3,255,640	2.35 - 25.09	44,981,636	1.60	0.90 - 2.00	(0.14) - 1.21
Division	2018	3,622,610	2.33 - 24.87	50,362,897	0.78	0.90 - 2.15	(0.52) - 0.89
	2017	4,077,356	2.32 - 24.72	56,416,026	0.11	0.90 - 2.15	(1.40) - (0.01)
	2016	4,242,132	2.33 - 24.80	60,125,414	0.01	0.90 - 2.25	(2.03) - (0.55)
BHFTII Brighthouse Asset	2020	17,601,429	1.88 - 20.04	311,462,767	2.81	0.50 - 2.15	7.18 - 8.97
Allocation 20 Division	2019	19,652,658	1.73 - 18.39	321,894,499	2.18	0.50 - 2.25	9.25 - 11.18
	2018	22,770,094	1.57 - 16.54	335,855,273	2.19	0.50 - 2.25	(4.79) - (3.10)
	2017	26,632,640	1.62 - 17.07	409,028,440	2.08	0.50 - 2.25	4.56 - 6.40
	2016	30,580,692	1.53 - 16.04	445,624,899	3.24	0.50 - 2.25	2.20 - 4.01

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2020	43,790,060	2.14 - 22.74	875,065,802	2.69	0.50 - 2.15	8.67 - 10.48
Allocation 40 Division	2019	49,796,769	1.94 - 20.58	908,735,683	2.19	0.50 - 2.15	13.14 - 15.02
	2018	57,833,464	1.69 - 17.89	925,660,947	2.01	0.50 - 2.25	(6.54) - (4.88)
	2017	68,087,417	1.73 - 18.81	1,155,673,990	1.98	0.50 - 2.25	8.19 - 10.09
	2016	78,507,145	1.63 - 17.09	1,211,312,236	3.56	0.50 - 2.25	3.73 - 5.56
BHFTII Brighthouse Asset	2020	138,788,939	2.41 - 25.65	3,132,220,695	2.21	0.50 - 2.15	11.42 - 13.28
Allocation 60 Division	2019	157,596,785	2.13 - 22.64	3,165,966,352	1.96	0.50 - 2.15	16.88 - 18.83
	2018	183,867,868	1.80 - 19.05	3,131,421,270	1.66	0.50 - 2.15	(8.13) - (6.60)
	2017	213,872,364	1.88 - 20.40	3,928,953,268	1.74	0.50 - 2.15	12.30 - 14.16
	2016	240,019,648	1.71 - 17.87	3,877,916,522	3.16	0.50 - 2.15	4.83 - 6.57
BHFTII Brighthouse Asset	2020	68,356,199	2.67 - 28.47	1,722,419,271	1.84	0.50 - 2.15	14.11 - 16.01
Allocation 80 Division	2019	76,334,895	2.31 - 24.54	1,670,394,964	1.77	0.50 - 2.15	21.10 - 23.11
	2018	85,633,821	1.89 - 19.93	1,533,821,665	1.33	0.50 - 2.25	(10.17) - (8.57)
	2017	98,239,149	2.01 - 21.80	1,933,591,736	1.56	0.50 - 2.25	16.52 - 18.57
	2016	108,427,987	1.70 - 18.39	1,808,886,432	2.97	0.50 - 2.25	5.73 - 7.60
BHFTII Brighthouse/Artisan	2020	3,488,897	6.65 - 77.92	178,298,975	0.84	0.50 - 2.05	3.82 - 5.45
Mid Cap Value Division	2019	3,807,667	6.35 - 73.90	186,211,530	0.62	0.50 - 2.25	20.69 - 22.82
	2018	4,305,631	5.20 - 60.16	171,734,105	0.49	0.50 - 2.25	(15.36) - (13.85)
	2017	4,884,190	6.07 - 69.84	226,673,877	0.58	0.50 - 2.25	10.04 - 11.98
	2016	5,613,562	5.45 - 62.37	233,427,628	0.97	0.50 - 2.25	19.92 - 22.04
BHFTII	2020	256,198	25.27 - 28.37	7,124,915	2.53	1.10 - 2.05	6.58 - 7.60
Brighthouse/Dimensional	2019	299,239	23.71 - 26.37	7,739,398	1.03	1.10 - 2.05	20.54 - 21.69
International Small Company	2018	342,338	19.67 - 21.67	7,285,386	2.54	1.10 - 2.05	(22.18) - (21.44)
Division	2017	353,646	25.40 - 27.58	9,595,917	1.96	1.10 - 2.00	27.87 - 29.02
	2016	396,617	19.78 - 21.38	8,357,661	1.94	1.10 - 2.05	3.68 - 4.67
BHFTII	2020	7,735,328	1.96 - 119.71	610,629,506	2.19	0.90 - 2.15	15.03 - 16.67
Brighthouse/Wellington	2019	8,451,244	1.69 - 102.66	574,717,552	2.18	0.90 - 2.15	20.24 - 21.89
Balanced Division	2018	9,307,629	1.40 - 84.26	521,756,898	1.73	0.90 - 2.15	(5.93) - (4.63)
	2017	10,336,562	1.47 - 88.39	610,158,972	1.88	0.90 - 2.15	12.52 - 14.11
	2016	11,309,419	1.30 - 77.49	587,936,841	2.73	0.90 - 2.15	4.55 - 6.04
BHFTII	2020	7,259,472	9.23 - 108.10	503,780,671	1.44	0.50 - 2.25	8.50 - 10.55
Brighthouse/Wellington Core	2019	8,239,874	8.40 - 97.90	520,632,824	1.45	0.50 - 2.25	27.74 - 30.09
Equity Opportunities Division	2018	9,569,314	6.51 - 75.31	471,467,558	1.58	0.50 - 2.25	(2.58) - (0.74)
	2017	11,256,241	6.60 - 75.96	570,742,746	1.39	0.50 - 2.25	16.17 - 18.30
	2016	12,871,913	5.62 - 64.26	555,287,850	1.45	0.50 - 2.25	4.67 - 6.65
BHFTII Frontier Mid Cap	2020	4,933,281	16.82 - 175.90	572,542,548	—	0.90 - 2.25	28.45 - 30.46
Growth Division	2019	5,529,994	12.90 - 134.83	494,555,658	—	0.90 - 2.25	29.88 - 31.88
	2018	6,195,073	9.78 - 102.24	422,776,437	—	0.90 - 2.25	(8.01) - (6.54)
	2017	6,921,843	10.48 - 109.39	508,449,789	—	0.90 - 2.25	22.16 - 24.09
	2016	7,660,214	8.45 - 88.16	455,250,831	—	0.90 - 2.25	2.82 - 4.41
BHFTII Jennison Growth	2020	10,579,883	2.55 - 67.11	289,505,068	0.06	0.50 - 2.25	52.89 - 55.59
Division	2019	11,874,095	1.65 - 43.21	211,338,418	0.26	0.50 - 2.25	29.55 - 31.83
	2018	13,877,939	1.26 - 32.84	185,385,848	0.17	0.50 - 2.25	(2.13) - (0.39)
	2017	14,946,828	1.27 - 33.03	203,130,928	0.13	0.50 - 2.25	33.95 - 36.31
	2016	16,378,562	0.94 - 24.28	166,434,950	0.07	0.50 - 2.25	(2.35) - (0.63)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Loomis Sayles Small	2020	2,707,781	9.33 - 110.04	156,522,639	0.04	0.50 - 2.25	9.29 - 11.23
Cap Core Division	2019	3,029,622	8.44 - 98.93	157,396,600	0.01	0.50 - 2.25	22.44 - 24.60
	2018	3,400,873	6.81 - 79.40	144,075,649	0.01	0.50 - 2.25	(13.28) - (11.74)
	2017	3,862,700	7.77 - 89.96	185,343,480	0.14	0.50 - 2.25	12.41 - 14.39
	2016	4,342,911	6.83 - 78.65	181,016,875	0.15	0.50 - 2.25	16.33 - 18.38
BHFTII Loomis Sayles Small	2020	1,855,495	3.72 - 47.26	66,012,877	—	0.50 - 2.15	31.25 - 33.37
Cap Growth Division	2019	2,127,099	2.81 - 35.51	57,340,292	—	0.50 - 2.10	23.88 - 25.88
	2018	2,501,161	2.25 - 28.26	54,202,419	—	0.50 - 2.15	(1.82) - (0.22)
	2017	2,468,467	2.28 - 28.37	54,566,730	—	0.50 - 2.15	24.05 - 26.05
	2016	2,721,567	1.82 - 22.54	48,392,379	—	0.50 - 2.10	3.95 - 5.52
BHFTII MetLife Aggregate	2020	48,820,793	1.89 - 22.87	949,536,445	2.67	0.50 - 2.25	4.63 - 6.52
Bond Index Division	2019	51,794,175	1.79 - 21.48	952,097,631	3.03	0.50 - 2.25	5.93 - 7.93
	2018	56,750,323	1.68 - 19.93	974,062,147	2.86	0.50 - 2.25	(2.68) - (0.82)
	2017	64,574,871	1.71 - 20.12	1,126,629,342	2.75	0.50 - 2.25	0.68 - 2.60
	2016	67,082,177	1.68 - 19.64	1,148,709,486	2.62	0.50 - 2.25	(0.13) - 1.69
BHFTII MetLife Mid Cap	2020	11,467,060	4.33 - 51.52	506,052,707	1.31	0.50 - 2.25	10.63 - 12.59
Stock Index Division	2019	12,674,256	3.88 - 45.76	500,876,128	1.21	0.50 - 2.25	22.77 - 24.94
	2018	14,264,640	3.13 - 36.63	453,810,251	1.09	0.50 - 2.25	(13.49) - (11.95)
	2017	16,065,965	3.58 - 41.60	580,186,948	1.22	0.50 - 2.25	13.06 - 15.05
	2016	17,710,513	3.14 - 36.16	557,664,712	1.11	0.50 - 2.25	17.47 - 19.54
BHFTII MetLife MSCI EAFE®	2020	24,590,517	1.85 - 25.63	466,904,304	3.06	0.50 - 2.25	5.18 - 7.04
Index Division	2019	25,852,531	1.74 - 23.99	460,668,541	2.54	0.50 - 2.25	18.85 - 20.94
	2018	28,690,901	1.45 - 19.86	424,811,670	2.83	0.50 - 2.25	(16.00) - (14.51)
	2017	30,129,062	1.71 - 23.29	524,736,160	2.57	0.50 - 2.25	21.84 - 23.99
	2016	34,611,269	1.39 - 18.82	489,403,933	2.46	0.50 - 2.25	(1.25) - 0.50
BHFTII MetLife Russell 2000®	2020	7,531,805	4.47 - 54.02	346,715,527	1.25	0.50 - 2.25	16.69 - 18.75
Index Division	2019	8,484,812	3.80 - 45.49	330,807,385	1.03	0.50 - 2.25	22.52 - 24.68
	2018	9,453,823	3.07 - 36.49	297,512,830	0.98	0.50 - 2.25	(13.17) - (11.63)
	2017	10,459,851	3.51 - 41.29	373,905,362	1.09	0.50 - 2.25	11.85 - 13.82
	2016	11,262,895	3.11 - 36.28	355,330,009	1.24	0.50 - 2.25	18.27 - 20.36
BHFTII MetLife Stock Index	2020	25,861,616	11.89 - 154.32	3,154,806,376	1.82	0.50 - 2.25	15.20 - 17.34
Division	2019	29,028,565	10.23 - 131.63	3,037,442,351	2.05	0.50 - 2.25	27.89 - 30.30
	2018	33,091,820	7.93 - 101.14	2,669,705,723	1.71	0.50 - 2.25	(6.96) - (5.22)
	2017	37,306,057	8.44 - 106.81	3,191,113,485	1.68	0.50 - 2.25	18.54 - 20.76
	2016	41,650,103	7.06 - 88.55	2,971,460,417	1.91	0.50 - 2.25	8.90 - 10.95
BHFTII MFS® Total Return	2020	2,535,226	1.58 - 115.28	117,745,426	2.30	0.50 - 2.00	7.31 - 8.94
Division	2019	2,894,622	1.46 - 105.82	123,762,477	2.23	0.50 - 2.15	17.52 - 19.47
	2018	3,322,036	1.22 - 88.58	117,516,215	2.17	0.50 - 2.15	(7.82) - (6.28)
	2017	3,778,366	1.31 - 94.51	145,097,990	2.39	0.50 - 2.15	9.79 - 11.61
	2016	4,213,037	1.18 - 84.68	146,385,435	2.79	0.50 - 2.15	6.61 - 8.38
BHFTII MFS® Value Division	2020	45,919,271	1.95 - 38.23	627,751,137	1.81	0.50 - 2.25	1.43 - 3.29
	2019	47,345,124	1.90 - 37.29	665,585,348	1.75	0.50 - 2.25	26.96 - 29.29
	2018	52,559,197	1.48 - 29.04	598,234,094	1.47	0.50 - 2.25	(12.25) - (7.60)
	2017	20,677,338	1.67 - 32.71	523,781,737	1.89	0.50 - 2.15	15.20 - 17.24
	2016	23,336,266	1.44 - 28.13	506,526,529	2.11	0.50 - 2.15	11.77 - 13.65

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Neuberger Berman	2020	6,733,229	4.95 - 56.16	311,591,184	0.08	0.50 - 2.15	22.28 - 24.14
Genesis Division	2019	7,645,037	4.01 - 45.24	287,729,651	0.12	0.50 - 2.15	26.73 - 28.76
	2018	8,679,175	3.14 - 35.14	255,498,599	0.23	0.50 - 2.25	(9.07) - (7.45)
	2017	9,828,019	1.67 - 37.96	314,115,956	0.29	0.50 - 2.15	13.16 - 14.91
	2016	11,028,717	2.98 - 33.04	306,388,412	0.34	0.50 - 2.15	16.02 - 17.80
BHFTII T. Rowe Price Large	2020	13,310,314	3.38 - 69.97	738,162,692	0.09	0.50 - 2.25	33.59 - 35.96
Cap Growth Division	2019	15,477,657	2.50 - 51.46	629,369,388	0.26	0.50 - 2.25	27.68 - 29.94
	2018	17,216,055	1.94 - 39.60	539,361,977	0.27	0.50 - 2.25	(3.37) - (1.65)
	2017	18,998,068	1.98 - 40.27	609,640,874	0.15	0.50 - 2.25	30.52 - 32.81
	2016	20,326,210	1.50 - 30.32	491,684,512	0.02	0.50 - 2.25	(0.73) - 1.03
BHFTII T. Rowe Price Small	2020	7,569,000	6.50 - 75.93	491,278,222	0.10	0.50 - 2.25	21.28 - 23.42
Cap Growth Division	2019	8,620,361	5.30 - 61.52	455,812,251	0.02	0.50 - 2.25	29.88 - 32.17
	2018	9,657,475	4.04 - 46.55	388,577,931	0.05	0.50 - 2.25	(8.87) - (7.25)
	2017	10,715,353	4.38 - 50.18	467,200,326	0.19	0.50 - 2.25	19.82 - 21.92
	2016	11,498,401	3.62 - 41.16	412,938,416	0.14	0.50 - 2.25	9.00 - 10.93
BHFTII Van Eck Global	2020	2,324,890	10.86 - 12.11	27,733,915	1.24	1.10 - 2.00	18.77 - 19.85
Natural Resources Division	2019	2,701,656	9.09 - 10.11	26,913,827	0.34	1.10 - 2.05	10.07 - 11.12
	2018	2,687,622	8.26 - 9.10	24,101,859	—	1.10 - 2.05	(30.31) - (29.64)
	2017	2,921,930	11.85 - 12.93	37,269,860	—	1.10 - 2.05	(2.75) - (1.82)
	2016	2,736,220	12.18 - 13.17	35,592,317	0.59	1.10 - 2.05	40.82 - 42.17
BHFTII Western Asset	2020	11,354,141	1.26 - 46.96	408,706,045	5.77	0.50 - 2.15	4.39 - 6.08
Management Strategic Bond	2019	12,363,002	1.20 - 44.27	422,719,703	4.75	0.50 - 2.15	11.86 - 13.66
Opportunities Division	2018	13,731,347	1.09 - 38.95	422,543,762	5.21	0.50 - 2.25	(6.17) - (4.51)
	2017	15,854,082	1.15 - 40.79	514,265,588	3.80	0.50 - 2.25	5.54 - 7.40
	2016	17,633,082	1.08 - 37.98	535,867,222	1.96	0.50 - 2.25	4.02 - 7.76
BHFTII Western Asset	2020	7,382,234	2.07 - 24.27	139,252,019	2.82	0.50 - 2.15	2.77 - 4.39
Management U.S. Government	2019	7,078,457	2.00 - 23.25	130,271,257	2.56	0.50 - 2.15	3.63 - 5.25
Division	2018	7,773,582	1.91 - 22.09	137,000,881	2.11	0.50 - 2.25	(1.56) - 0.19
	2017	9,021,983	1.92 - 22.04	159,678,213	2.46	0.50 - 2.25	(0.58) - 1.17
	2016	9,582,786	1.90 - 21.79	167,406,266	2.41	0.50 - 2.25	(1.23) - 0.52
BlackRock Global Allocation	2020	4,081	28.10 - 30.61	118,145	1.31	1.10 - 1.60	18.79 - 19.38
V.I. Division	2019	4,191	23.66 - 25.64	102,023	1.30	1.10 - 1.60	15.89 - 16.47
	2018	4,210	20.41 - 22.02	88,248	0.81	1.10 - 1.60	(9.05) - (8.60)
	2017	4,188	22.44 - 24.09	96,276	0.30	1.10 - 1.60	11.91 - 12.47
	2016	25,590	20.06 - 21.42	521,354	1.30	1.10 - 1.60	2.16 - 2.67
Calvert VP SRI Balanced	2020	954,567	47.13 - 62.39	55,610,315	1.51	0.50 - 1.45	13.60 - 14.68
Division	2019	1,030,290	40.38 - 54.81	52,926,119	1.57	0.50 - 1.55	22.49 - 23.78
	2018	1,063,592	32.97 - 44.61	44,653,283	1.74	0.50 - 1.55	(4.17) - (3.16)
	2017	1,186,460	34.40 - 46.41	51,869,403	1.97	0.50 - 1.55	10.28 - 11.44
	2016	1,327,240	31.20 - 41.95	52,584,587	1.82	0.50 - 1.55	6.20 - 7.32
Calvert VP SRI Mid Cap	2020	92,109	82.12	7,563,766	0.42	0.95	11.19
Division	2019	109,291	73.85	8,071,600	0.45	0.95	30.13
	2018	126,305	56.76	7,168,514	0.52	0.95	(5.33)
	2017	145,874	59.95	8,745,518	0.64	0.95	10.61
	2016	186,977	54.20	10,134,827	—	0.95	6.23

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Delaware VIP Small Cap	2020	448	1.51	677	1.35	0.90	(2.78)
Value Division	2019	448	1.55	697	2.01	0.90	26.99
(Commenced 10/31/2013 and	2018	5,992	1.22	7,333	0.61	0.90	(17.47)
began transactions in 2016)	2017	14,842	1.48	22,010	0.95	0.90	11.05
	2016	25,822	1.34	34,483	0.28	0.90	30.23
Fidelity® VIP Contrafund	2020	61,965	13.12 - 14.00	860,110	0.08	0.90 - 1.15	28.74 - 29.06
Division	2019	66,654	10.19 - 10.84	717,804	0.22	0.90 - 1.15	29.77 - 30.10
	2018	72,718	7.85 - 8.34	603,131	0.41	0.90 - 1.15	(7.71) - (7.48)
	2017	89,664	8.51 - 9.01	805,722	0.68	0.90 - 1.15	20.20 - 20.50
	2016	161,557	7.08 - 7.48	1,206,624	1.15	0.90 - 1.15	6.50 - 6.76
Fidelity® VIP	2020	1,351,903	12.65 - 105.77	63,502,205	1.78	0.95 - 1.35	5.26 - 13.76
Equity-Income Division	2019	1,544,624	12.02 - 100.08	67,252,015	1.89	0.95 - 1.35	25.73 - 26.24
	2018	1,815,376	9.56 - 79.28	63,735,707	2.20	0.95 - 1.35	(9.53) - (9.16)
	2017	2,048,365	10.56 - 87.27	78,340,010	1.66	0.95 - 1.35	11.38 - 11.83
	2016	2,327,096	9.48 - 78.04	80,761,382	2.27	0.95 - 1.35	16.44 - 16.91
Fidelity® VIP Freedom 2020	2020	175,053	23.74 - 25.05	4,340,434	1.25	0.90 - 1.25	13.30 - 13.69
Division	2019	135,554	20.95 - 22.03	2,956,078	2.17	0.90 - 1.25	18.40 - 18.80
(Commenced 5/1/2015	2018	56,275	17.69 - 18.54	1,037,991	1.25	0.90 - 1.25	(6.92) - (5.28)
and began transactions in 2016)	2017	63,006	19.92	1,255,251	1.16	0.90	15.22
	2016	98,961	17.29	1,711,114	2.32	0.90	4.85
Fidelity® VIP Freedom 2025	2020	270,297	25.43 - 27.08	7,124,363	1.39	0.90 - 1.30	14.18 - 14.64
Division	2019	158,625	22.46 - 23.62	3,657,061	2.24	0.90 - 1.25	8.00 - 20.42
(Commenced 5/1/2015	2018	58,278	18.71 - 19.61	1,132,045	1.34	0.90 - 1.25	(7.62) - (6.00)
and began transactions in 2016)	2017	38,578	20.57 - 21.23	819,000	0.87	0.90 - 1.15	16.23 - 16.52
	2016	79,781	18.22	1,453,626	2.70	0.90	5.03
Fidelity® VIP Freedom 2030	2020	232,863	26.32 - 29.84	6,430,259	1.11	0.50 - 1.30	15.13 - 16.06
Division	2019	178,878	23.03 - 24.25	4,308,863	1.87	0.90 - 1.25	8.63 - 23.00
(Commenced 5/1/2015 and	2018	149,868	18.81 - 19.71	2,953,022	1.19	0.90 - 1.25	(8.88) - (7.27)
began transactions in 2016)	2017	139,649	20.96 - 21.63	3,021,173	0.96	0.90 - 1.15	19.32 - 19.62
	2016	115,111	18.09	2,081,941	2.70	0.90	5.42
Fidelity® VIP Freedom 2035	2020	56,150	35.49 - 37.65	2,068,090	1.18	0.95 - 1.45	16.25 - 16.84
Division	2019	15,788	31.21 - 32.22	499,141	2.87	0.95 - 1.25	8.77 - 25.93
(Commenced 4/30/2018)	2018	4,218	24.86 - 25.59	105,591	1.79	0.95 - 1.25	(9.85) - (9.67)
Fidelity® VIP Freedom 2040	2020	49,758	36.96 - 40.60	1,912,754	0.83	0.50 - 1.30	17.45 - 18.40
Division	2019	39,636	31.47 - 34.29	1,297,820	2.04	0.50 - 1.30	9.54 - 27.08
(Commenced 5/1/2015 and	2018	19,309	25.00 - 25.85	498,777	0.96	0.90 - 1.25	(11.16) - (9.46)
began transactions in 2016)	2017	18,419	28.39 - 29.02	534,464	1.03	0.90 - 1.15	21.89 - 22.19
	2016	7,760	23.75	184,274	2.03	0.90	5.57
Fidelity® VIP Freedom 2045	2020	48,514	37.39 - 38.98	1,866,574	0.98	0.95 - 1.30	17.42 - 17.84
Division	2019	26,012	32.04 - 33.08	851,015	2.46	0.95 - 1.25	9.66 - 27.05
(Commenced 4/30/2018)	2018	4,811	25.30 - 26.04	124,900	2.32	0.95 - 1.25	(10.45) - (10.27)
Fidelity® VIP Freedom 2050	2020	104,593	37.10 - 41.48	4,073,510	1.06	0.50 - 1.45	17.28 - 18.40
Division	2019	41,247	31.63 - 33.56	1,369,729	2.34	0.90 - 1.45	9.43 - 27.07
(Commenced 5/1/2015 and	2018	13,729	25.54 - 26.41	362,109	1.18	0.90 - 1.25	(10.94) - (9.48)
began transactions in 2016)	2017	8,553	29.65	253,618	1.09	0.90	22.20
	2016	6,075	24.27	147,402	1.81	0.90	5.60

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP FundsManager	2020	13,833,224	17.63 - 18.03	247,253,463	1.13	1.90 - 2.05	11.66 - 11.83
50% Division	2019	15,805,863	15.79 - 16.12	252,823,113	1.61	1.90 - 2.05	15.50 - 15.67
	2018	18,690,885	13.67 - 13.93	258,652,350	1.35	1.90 - 2.05	(7.14) - (7.00)
	2017	21,200,158	14.72 - 14.98	315,705,343	1.15	1.90 - 2.05	12.14 - 12.31
	2016	22,355,817	13.13 - 13.34	296,580,947	1.24	1.90 - 2.05	2.11 - 2.26
Fidelity® VIP FundsManager	2020	13,649,023	17.45 - 21.04	242,924,543	1.05	0.70 - 2.10	12.73 - 14.32
60% Division	2019	15,189,665	15.48 - 15.97	239,540,942	1.49	1.85 - 2.10	17.98 - 18.28
	2018	17,207,125	13.12 - 13.50	229,662,248	1.18	1.85 - 2.10	(8.39) - (8.16)
	2017	19,728,179	14.32 - 14.70	286,973,777	1.05	1.85 - 2.10	14.56 - 14.85
	2016	22,614,243	12.50 - 12.80	286,717,673	1.22	1.85 - 2.10	2.61 - 2.87
Fidelity® VIP Government	2020	366,357	16.28	5,964,444	0.33	0.95	(0.63)
Money Market Division	2019	330,518	16.38	5,414,916	1.99	0.95	1.06
	2018	330,351	16.21	5,355,641	1.64	0.95	0.69
	2017	311,112	16.10	5,009,176	0.66	0.95	(0.27)
	2016	379,214	9.89 - 16.14	6,122,223	0.20	0.95 - 2.05	(1.85) - (0.74)
Fidelity® VIP Growth	2020	663,454	188.70	125,194,940	0.08	0.95	42.54
Division	2019	744,359	132.39	98,544,772	0.25	0.95	33.05
	2018	879,956	99.50	87,558,490	0.24	0.95	(1.11)
	2017	980,268	100.62	98,637,848	0.22	0.95	33.87
	2016	1,115,679	75.17	83,862,383	0.04	0.95	(0.15)
Fidelity® VIP Investment	2020	235,580	40.52	9,545,422	2.17	0.95	8.36
Grade Bond Division	2019	240,865	37.39	9,006,440	2.66	0.95	8.63
	2018	255,936	34.42	8,809,328	2.40	0.95	(1.47)
	2017	293,120	34.93	10,239,907	2.28	0.95	3.24
	2016	365,398	33.84	12,364,481	2.22	0.95	3.76
Fidelity® VIP Mid Cap	2020	47,935	10.05	481,692	0.40	0.90	16.81
Division	2019	51,631	8.60	444,178	0.66	0.90	22.07
(Commenced 10/31/2013 and	2018	59,331	7.05	418,140	0.36	0.90	(15.54)
began transactions in 2016)	2017	81,118	7.96 - 8.34	676,874	0.49	0.90 - 1.15	19.16 - 19.46
	2016	92,941	6.99	649,196	0.46	0.90	10.92
FTVIPT Templeton Developing	2020	24,767	2.22	54,938	4.12	0.90	16.13
Markets VIP Division	2019	24,767	1.91	47,307	1.06	0.90	25.56
(Commenced 10/31/2013 and	2018	88,922	1.52	135,271	0.84	0.90	(16.55)
began transactions in 2016)	2017	83,878	1.82	152,910	1.07	0.90	39.15
	2016	168,845	1.31	221,198	0.90	0.90	16.39
Ivy VIP Asset Strategy	2020	—	21.29	—	0.06	1.35	12.35
Division (Had no net assets at	2019	110	18.95	2,080	1.93	1.35	20.15
December 31, 2020)	2018	128	15.77	2,017	1.81	1.35	(6.71)
	2017	167	16.91	2,827	1.58	1.35	16.69
	2016	183	14.49	2,650	0.58	1.35	(3.87)
Janus Henderson Enterprise	2020	10,328	15.24	157,391	—	0.90	18.11
Division	2019	10,195	12.90	131,537	0.04	0.90	33.95
(Commenced 10/31/2013 and	2018	10,917	9.63	105,150	0.10	0.90	(1.56)
began transactions in 2016)	2017	15,309	9.78	149,792	0.11	0.90	25.95
	2016	31,893	7.77	247,764	0.07	0.90	11.10

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2020	4,985	10.64	53,060	1.00	0.90	13.74
Appreciation Division	2019	5,773	9.36	54,018	1.43	0.90	28.70
(Commenced 10/31/2013 and	2018	5,873	7.27	42,700	1.24	0.90	(2.63)
began transactions in 2016)	2017	6,486	7.47	48,429	1.27	0.90	18.48
	2016	5,096	6.30	32,119	2.06	0.90	8.79
LMPVET ClearBridge Variable	2020	43,961	1.96	86,009	1.53	0.90	6.70
Dividend Strategy Division	2019	41,412	1.83	75,932	1.45	0.90	30.41
(Commenced 10/31/2013 and	2018	45,798	1.41	64,392	1.56	0.90	(5.71)
began transactions in 2016)	2017	46,671	1.49	69,596	1.52	0.90	18.11
	2016	52,618	1.26	66,433	1.98	0.90	13.96
LMPVET ClearBridge Variable	2020	78,691	6.13 - 6.49	507,611	0.02	0.90 - 1.15	29.24 - 29.56
Large Cap Growth Division	2019	92,711	4.74 - 5.01	462,772	0.31	0.90 - 1.15	30.65 - 30.98
(Commenced 10/31/2013 and	2018	128,203	3.63 - 3.82	489,481	0.30	0.90 - 1.15	(1.13) - (0.88)
began transactions in 2016)	2017	132,067	3.67 - 3.86	508,988	0.20	0.90 - 1.15	24.33 - 24.64
	2016	224,143	2.95 - 3.10	693,531	0.84	0.90 - 1.15	6.17 - 6.43
LMPVET ClearBridge Variable	2020	8,447	6.98 - 7.36	61,746	—	0.90 - 1.15	41.62 - 41.98
Small Cap Growth Division	2019	8,421	4.93 - 5.18	43,535	—	0.90 - 1.15	25.42 - 25.74
(Commenced 10/31/2013 and	2018	3,651	4.12	15,046	—	0.90	2.50
began transactions in 2016)	2017	6,825	4.02	27,439	—	0.90	23.16
	2016	12,622	3.26	41,206	—	0.90	4.85
LMPVIT Western Asset Core	2020	9,712	3.93	38,145	2.08	0.90	8.33
Plus Division	2019	10,910	3.63	39,557	3.02	0.90	11.17
(Commenced 10/31/2013 and	2018	25,469	3.26	83,068	3.42	0.90	(3.11)
began transactions in 2016)	2017	31,136	3.37	104,815	3.41	0.90	4.80
	2016	51,470	3.21	165,326	5.53	0.90	3.61
Morgan Stanley VIF Global	2020	4,056	14.15 - 15.68	60,741	1.45	1.10 - 1.60	(3.00) - (2.52)
Infrastructure Division	2019	4,476	14.59 - 16.09	68,714	2.55	1.10 - 1.60	25.84 - 26.47
	2018	5,120	11.59 - 12.72	62,114	2.72	1.10 - 1.60	(9.36) - (8.90)
	2017	4,622	12.79 - 13.96	61,644	2.27	1.10 - 1.60	10.76 - 11.32
	2016	4,158	11.55 - 12.54	49,884	1.94	1.10 - 1.60	13.14 - 13.71
PIMCO VIT	2020	5,152	6.57 - 6.77	34,311	6.18	1.10 - 1.60	(0.53) - (0.03)
CommodityRealReturn®	2019	5,237	6.60 - 6.77	34,970	4.21	1.10 - 1.60	9.22 - 9.77
Strategy Division	2018	5,859	6.04 - 6.17	35,709	1.86	1.10 - 1.60	(15.70) - (15.27)
	2017	6,917	7.17 - 7.28	49,885	10.82	1.10 - 1.60	0.32 - 0.82
	2016	6,890	7.15 - 7.22	49,401	0.87	1.10 - 1.60	12.80 - 13.37
PIMCO VIT Dynamic Bond	2020	3,381	10.67 - 11.01	36,833	1.80	1.10 - 1.60	2.83 - 3.35
Division	2019	8,103	10.38 - 10.65	85,343	2.49	1.10 - 1.60	2.96 - 3.48
	2018	8,338	10.08 - 10.29	85,042	2.39	1.10 - 1.60	(0.88) - (0.38)
	2017	11,816	10.17 - 10.33	121,046	1.41	1.10 - 1.60	3.04 - 3.55
	2016	11,278	9.87 - 9.98	111,866	1.41	1.10 - 1.60	2.77 - 3.28
PIMCO VIT Emerging Markets	2020	4,012	12.09 - 12.47	49,384	3.91	1.10 - 1.60	4.69 - 5.22
Bond Division	2019	5,135	11.55 - 11.85	60,178	4.12	1.10 - 1.60	12.61 - 13.17
	2018	6,000	10.26 - 10.47	62,180	3.83	1.10 - 1.60	(6.53) - (6.06)
	2017	6,421	10.98 - 11.15	71,038	4.78	1.10 - 1.60	7.81 - 8.35
	2016	8,142	10.18 - 10.29	83,339	4.96	1.10 - 1.60	11.18 - 11.74

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
TAP 1919 Variable Socially	2020	4,540	8.18	37,136	0.79	0.90	21.83
Responsive Balanced Division	2019	4,540	6.71	30,482	0.94	0.90	25.57
	2018	4,988	5.35	26,671	1.09	0.90	(1.83)
	2017	4,430	5.11 - 5.45	24,126	1.34	0.90 - 1.15	15.41 - 15.70
	2016	1,649	4.43 - 4.71	7,602	1.67	0.90 - 1.15	5.02 - 5.28

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.